ANNUAL REPORT

1995
1995
1995
1995
1995


                                                                    Smith Barney
                                                                      Government
                                                                      Securities
                                                                            Fund
                                                ________________________________
                                                               December 31, 1995


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
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

Smith Barney Government Securities Fund

Dear Shareholder:

We are pleased to provide the annual report for the year ended December 31, 1995 for Smith Barney Government Securities Fund. For your convenience, we have summarized the period's prevailing economic and market conditions and outlined our portfolio strategy. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

What goes up, must come down. The simple wisdom behind this adage presents investment opportunities. This was the case for the fixed income markets in 1995. It was the third consecutive year of dramatic interest rate moves in different directions. The chart below demonstrates the changes in interest rates:

            1/93   1/94   1/95   1/96
            ----   ----   ----   ----
3 months    3.14%  3.08%  5.68%  5.07%
5 year      5.89   5.89   7.83   5.37
10 year     6.57   5.91   7.83   5.57
30 year     7.32   6.42   7.88   5.95

The noticeable and significant difference is that yields on shorter maturities are still relatively high. This should be the focal point for 1996 in terms of what may be expected for investment returns and the behavior of investors. Of course, 1995 was filled with many important monetary, economic and political events.

When 1995 began, the Federal Reserve had already raised interest rates six times in 1994. The year started with signs that the U.S. economy, as measured by gross domestic product (GDP), would continue its recovery. Economic indicators were strong and the U.S. economy was growing at an annual rate of roughly 5.0%. This rapid growth, combined with strong employment, was seen by the Federal Reserve as a sign of a possible increase in the rate of inflation. In an effort to head off any such increase, the Federal Reserve raised the federal funds rate from 5.50% to 6.00% in early 1995, effectively slowing economic growth. (The federal funds rate represents the rate banks charge each other for overnight loans and affects all other interest rates.)

As early as March, automobile manufacturers, for example, began reporting sluggish demand and responded with production cuts. This contributed to slower economic growth and the Federal Reserve Board's concerns were allayed. The Federal Reserve eased monetary policy on July 6, 1995 by lowering the federal funds rate from 6.00% to 5.75%. Following its July meeting, the Federal Reserve held firm and did not lower short-term interest rates until its final meeting of the year. Citing subdued inflation, the Federal Reserve lowered the federal funds rate another 25 basis points to 5.50% in December.

Market Outlook

The financial markets should find their direction during 1996 from any federal budget deficit agreement and Federal Reserve actions in response to new economic statistics. The continued downsizing of corporate America, combined with changing consumer attitudes away from spending and more towards saving, should, in our view, provide the necessary fuel for lower rates. We believe the low rates of 1993 will most likely be surpassed during the coming year.

Fund Performance Update

The Smith Barney Government Securities Fund's performance in 1995 was based on a portfolio composition of approximately 50% in 9% mortgage securities and 50% in a changing mix of five- and ten-year coupon Treasuries and longer-dated strip Treasuries. While the Fund's mortgage securities did not appreciate as much as Treasuries, the income earned was important to the dividend paid during the year. The Treasury securities provided a complementing balance in the portfolio from appreciation. Yet they did not have the inherent risk of 30-year bonds. The chart below shows the Fund's relative performance versus various Treasury indices:
                                        Return
                                        --------
     3-month Treasury bills              5.79%

     2-year Treasury notes              11.13%

     3-year Treasury notes              13.83%

     5-year Treasury notes              16.93%

     10-year Treasury notes             23.58%

     30-year Treasury bonds             34.08%

     Smith Barney Government Securities Fund
     Total Return (Class A shares)      14.50%

In closing, we would like to thank you for your investment in Smith Barney Government Securities Fund.

Sincerely,


/s/ Heath B. McLendon           /s/ James E. Conroy

Heath B. McLendon               James E. Conroy
Chairman and                    Vice President and
Chief Executive Officer         Investment Officer


January 12, 1996


Smith Barney Government Securities Fund
Historical Performance -- Class A Shares
               Net Asset Value
               ---------------
                Beginning     End          Income       Capital Gain    Return      Total
Year Ended       of Year     of Year       Dividends    Distributions   of Capital  Returns(1)
12/31/95        $ 9.17       $ 9.77          $0.69          $0.00        $0.00       14.50%
12/31/94         10.01         9.17           0.49           0.00         0.07       (2.76)
12/31/93          9.69        10.01           0.72           0.00         0.00       10.87
Inception* -
  12/31/92        9.56             9.69       0.08           0.00         0.02        2.41+
Total                                         $1.98        $ 0.00        $0.09
--------------------------------------------------------------------------------------------
Historical Performance -- Class B Shares
             Net Asset Value
             ---------------
               Beginning        End        Income       Capital Gain    Return      Total
Year Ended      of Year        of Year     Dividends    Distributions   of Capital  Returns(1)
12/31/95       $ 9.17          $ 9.81      $0.60          $0.00        $0.00         13.87%
12/31/94        10.01            9.17       0.45           0.00         0.07         (3.25)
12/31/93         9.68           10.01       0.67           0.00         0.00         10.45
12/31/92         9.81           9.68        0.53           0.00         0.11          5.45
12/31/91         9.11           9.81        0.63           0.00         0.08         16.28
12/31/90         9.25           9.11        0.68           0.00         0.06          6.99
12/31/89         8.75           9.25        0.70           0.00         0.03         14.58
12/31/88         8.90           8.75        0.74           0.00         0.00          6.75
12/31/87        10.41           8.90        0.51           0.45         0.00         (5.27)
12/31/86        10.20          10.41        0.84           0.29         0.00         13.62
Total                                      $6.35          $0.74         $0.35
--------------------------------------------------------------------------------------------
Historical Performance -- Class C Shares
             Net Asset Value
             ---------------
               Beginning       End         Income       Capital Gain    Return      Total
Year Ended      of Year       of Year      Dividends    Distributions   of Capital  Returns(1)
12/31/95       $ 9.17         $ 9.81       $0.61          $0.00         $0.00        13.93%
12/31/94        10.01           9.17        0.45           0.00          0.07        (3.25)
Inception* -
  12/31/93       9.90          10.01        0.61           0.00          0.00         7.36+
Total                                      $1.67          $0.00         $0.07
-------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney Government Securities Fund
Average Annual Total Return

                                                             Without Sales Charge(1)
                                                            -------------------------
                                                            Class A       Class B   Class C
Year Ended 12/31/95                                         14.50%        13.87%    13.93%
Five Years Ended 12/31/95                                     N/A          8.33      N/A
Ten Years Ended 12/31/95                                      N/A          7.71      N/A
Inception* through 12/31/95                                  7.73          8.61      5.97
-------------------------------------------------------------------------------------------

                                                                   With Sales Charge(2)
                                                                  ----------------------
                                                            Class A       Class B   Class C
Year Ended 12/31/95                                          9.37%         9.37%    12.93%
Five Years Ended 12/31/95                                     N/A          8.19      N/A
Ten Years Ended 12/31/95                                      N/A          7.71      N/A
Inception* through 12/31/95                                  6.16          8.61      5.97
-------------------------------------------------------------------------------------------

Cumulative Total Return
                                                             Without Sales Charge(1)
                                                            -------------------------
Class A (Inception* through 12/31/95)                                     26.42%
Class B (12/31/85 through 12/31/95)                                      110.15
Class C (Inception* through 12/31/95)                                     18.34

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B and C shares are November 6, 1992, March 20, 1984 and February 4, 1993, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Government Securities Fund
Historical Performance (unaudited)
                Growth of $10,000 Invested in Class B Shares of
                the Smith Barney Government Securities Fund
                vs. Lehman Brothers Government Bond Index
           and Lipper General U.S. Government Peer Group Average+
        ------------------------------------------------------------
                         December 1985 -- December 1995

                             [GRAPH APPEARS HERE]

+ Hypothetical illustration of $10,000 invested in Class B shares on December
  31, 1985, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies and has an average maturity of approximately nine years. The Lipper General U.S. Government Peer Group Average is composed of the Fund's peer group of 192 mutual funds investing in U.S. Government securities as of December 31, 1995. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Government Securities Fund
Portfolio Highlights (unaudited)                        December 31, 1995
Portfolio Breakdown



                             [GRAPH APPEARS HERE]



U.S. Treasury Securities are debt obligations of the United States Government. They are secured by the full faith and credit of the Federal Government, and include such instruments as Treasury notes, bills and bonds.

Mortgage-Backed Securities are debt securities by the U.S. Government agencies such as the Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA) and Government National Mortgage Association (GNMA). They represent thousands of individual home mortgages that are pooled to form securities. As homeowners pay interest and principal each month, these payments are passed on to investors. Mortgage-backed securities are backed by the full faith and credit of the issuing agency.

Smith Barney Government Securities Fund
Schedule of Investments                                 December 31, 1995

      FACE
      AMOUNT                 SECURITY                                  VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 32.7%
$      878          FNMA 30 Year, 8.000% due 6/1/07                     $      910
     189,220        GNMA 30 Year, 11.000% due 10/15/10*                    212,873
      38,880        GNMA 30 Year, 10.000% due 3/15/16                       42,635
      76,673        GNMA 30 Year, 10.500% due 3/15/16                       84,915
 237,159,743        GNMA 30 Year,  9.000% due 12/15/17                 254,427,253
     424,822        GNMA 30 Year, 9.500% due 5/15/20*                      456,018
----------------------------------------------------------------------------------
                    TOTAL MORTGAGE-BACKED SECURITIES
                    (Cost -- $241,268,609)                             255,224,604
U.S. TREASURY OBLIGATIONS -- 46.4%
  30,000,000           U.S. Treasury Notes, 7.125% due 2/29/00          31,939,500
  30,000,000           U.S. Treasury Notes, 6.250% due 8/31/00          31,041,900
  96,000,000           U.S. Treasury Notes, 5.500% due 12/31/00         96,397,440
  93,000,000           U.S. Treasury Notes, 6.500% due 5/15/05          98,969,670
   4,000,000           U.S. Treasury Notes, 5.875% due 11/15/05          4,091,360
 412,000,000           U.S. Treasury Strips, zero coupon due 2/15/19+   99,073,640
----------------------------------------------------------------------------------
                          TOTAL U.S. TREASURY OBLIGATIONS
                          (Cost-- $349,869,724)                        361,513,510
----------------------------------------------------------------------------------
                          TOTAL MORTGAGE-BACKED SECURITIES
                          AND U.S. TREASURY OBLIGATIONS
                          (Cost -- $591,138,333)                       616,738,114
----------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 20.9%
     133,155,000          Morgan Stanley Group, Inc., 5.850% due 1/2/96;
                          Proceeds at maturity -- $133,241,550;
                          (Fully collateralized by U.S. Treasury Notes,
                          6.125% due 7/31/00;
                          Market value -- $135,818,100)                133,155,000
      29,414,880          Morgan Stanley Group, Inc., 5.750% due 1/23/96;
                          Proceeds at maturity -- $29,602,808;
                          (Fully collateralized by FNMA 1994-C2 Class F,
                          6.244% due 1/25/24;
                          Market value -- $30,003,137)                  29,414,880
----------------------------------------------------------------------------------
                          TOTAL REPURCHASE AGREEMENTS
                          (Cost -- $162,569,880)                       162,569,880
----------------------------------------------------------------------------------
                          TOTAL INVESTMENTS -- 100%
                          (Cost -- $753,708,213)++                   $ 779,307,994
----------------------------------------------------------------------------------

 * Date shown represents the last in range of maturity dates of mortgage certficates owned.
 + Security has been partially segregated by custodian for reverse repurchase agreements.
++ Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Smith Barney Government Securities Fund
Statement of Assets and Liabilities                     December 31, 1995
ASSETS:
     Investments, at value (Cost -- $591,138,333)           $ 616,738,114
     Repurchase agreements (Cost -- $162,569,880)             162,569,880
     Cash                                                             340
     Receivable for securities sold                           113,622,525
     Receivable for Fund shares sold                              220,831
     Interest receivable                                        4,255,097
     Total Assets                                             897,406,787
-------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                         152,765,525
     Reverse repurchase agreements (Note 6)                   127,994,880
     Dividends payable                                          3,397,659
     Payable for Fund shares purchased                            587,033
     Interest payable                                             404,080
     Distribution fees payable                                    198,495
     Investment advisory fees payable                             182,716
     Administration fees payable                                  104,409
     Accrued expenses and other liabilities                       294,600
     Total Liabilities                                        285,929,397
     Total Net Assets                                       $ 611,477,390
-------------------------------------------------------------------------
NET ASSETS:
     Par value of capital shares                            $      62,538
     Capital paid in excess of par value                      804,474,220
     Overdistributed net investment income                       (945,370)
     Accumulated net realized loss on
       security transactions and futures                     (217,713,779)

     Net unrealized appreciation of investments                25,599,781
Total Net Assets                                            $ 611,477,390
-------------------------------------------------------------------------
Shares Outstanding
  Class A                                                      46,316,287
  Class B                                                      16,115,757
  Class C                                                         105,691
-------------------------------------------------------------------------
Net Asset Value
  Class A (and redemption price)                                    $9.77
  Class B*                                                          $9.81
  Class C**                                                         $9.81
-------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.71% of net asset value per share)       $10.23
-------------------------------------------------------------------------
* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by 1.00% if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

Smith Barney Government Securities Fund
Statement of Operations              For the Year Ended December 31, 1995
INVESTMENT INCOME:
  Interest                                                   $ 52,587,757
  Less: Interest expense (Note 6)                              (2,633,226)
-------------------------------------------------------------------------
  Total Investment Income                                      49,954,531
-------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 2)                                    2,476,642
  Investment advisory fees (Note 2)                             2,287,647
  Administration fees (Note 2)                                  1,307,227
  Shareholder and system servicing fees                           605,000
  Shareholder communications                                      170,362
  Directors' fees                                                  57,000
  Registration fees                                                40,000
  Audit and legal fees                                             36,000
  Custody                                                          15,000
-------------------------------------------------------------------------
  Total Expenses                                                6,994,878
Net Investment Income                                          42,959,653
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS, FUTURES AND OPTIONS (NOTES 3, 7 AND 8):
  Realized Gain (Loss) From:
    Security transactions (excluding short-term securities)    16,593,635
    Futures contracts                                          (4,901,067)
    Options purchased                                           1,091,521
-------------------------------------------------------------------------
     Net Realized Gain                                         12,784,089
-------------------------------------------------------------------------
     Change in Net Unrealized Appreciation (Depreciation)
     of Investments:
        Beginning of year                                      (3,428,166)
        End of year                                            25,599,781
     Increase in Net Unrealized Appreciation                   29,027,947
Net Gain on Investments, Futures and Options                   41,812,036
Increase in Net Assets From Operations                        $84,771,689
-------------------------------------------------------------------------

                       See Notes to Financial Statements

Smith Barney Government Securities Fund
Statements of Changes in Net Assets     For the Years Ended December 31,

                                              1995                   1994
                                              ----                   ----
OPERATIONS:
     Net investment income                 $ 42,959,653           $ 42,575,561
     Net realized gain (loss)                12,784,089            (72,596,844)
     Increase in net unrealized
      appreciation                           29,027,947              3,598,171
------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets
       From Operations                       84,771,689            (26,423,112)
------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
     Net investment income                  (43,905,023)           (35,507,459)
     Capital                                         --             (5,366,293)
------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions To Shareholders        (43,905,023)           (40,873,752)
------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
     Net proceeds from sale of shares        25,672,666            540,309,244
     Net asset value of shares issued for
      reinvestment of dividends              29,237,388             26,128,047
     Cost of shares reacquired             (140,055,055)          (702,014,862)
------------------------------------------------------------------------------
     Decrease in Net Assets From Fund
       Share Transactions                   (85,145,001)          (135,577,571)
------------------------------------------------------------------------------
Decrease in Net Assets                      (44,278,335)          (202,874,435)
NET ASSETS:
     Beginning of year                      655,755,725            858,630,160
------------------------------------------------------------------------------
     End of year*                          $611,477,390           $655,755,725
------------------------------------------------------------------------------
*   Includes overdistributed net
      investment income of:                   $(945,370)                    --
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Smith Barney Government Securities Fund
Notes to Financial Statements
     1.  Significant Accounting Policies

     The Smith Barney Government Securities Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and four other separate investment portfolios: Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Managed Growth Fund and Smith Barney Growth Opportunity Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price was reported and U.S. Government and Government Agency obligations are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) short-term securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) short-term investments and securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (e) dividend income is recorded on ex-dividend date and interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) direct expenses are charged to each portfolio and each class; management fees and general portfolio expenses are allocated on the basis of the relative net assets; (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications are made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax

Smith Barney Government Securities Fund
Notes to Financial Statements (continued)

regulations. Accordingly, a portion of accumulated net realized losses amounting to $391,564,060 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     2. Investment Advisory Agreement, Administration Agreement and Other Transactions

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Portfolio pays SBMFM an advisory fee calculated at the following annual rates of average daily net assets: 0.35% up to $2 billion, 0.30% of the next $2 billion, 0.25% of the next $2 billion, 0.20% of the next $2 billion and then 0.15% of the remaining average daily net assets. This fee is calculated daily and paid monthly.

     SBMFM acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, had entered into a sub-administration agreement with the Fund and SBMFM. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of August 18, 1995, this relationship was terminated.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the year ended December 31, 1995, SB received sales charges of approximately $63,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.

Smith Barney Government Securities Fund
Notes to Financial Statements (continued)

Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1995, CDSCs paid to SB were:

                                                            Class B   Class C
------------------------------------------------------------------------------
CDSCs                                                       $512,000  $1,000
------------------------------------------------------------------------------
     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the year ended December 31, 1995, total Distribution Plan fees incurred were:

                                                Class A     Class B   Class C
-----------------------------------------------------------------------------
Distribution Plan Fees  $1,212,522  $1,258,301  $5,819
     All officers and one Director of the Fund are employees of SB.

     3. Investments

     During the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases                                                       $1,848,476,814
Sales                                                            1,873,283,051
------------------------------------------------------------------------------
     At December 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were approximately as follows:
Gross unrealized appreciation                                      $25,600,780
Gross unrealized depreciation                                             (999)
Net unrealized appreciation                                        $25,599,781
------------------------------------------------------------------------------
     4.  Capital Loss Carryforward

     At December 31, 1995, the Portfolio had, for Federal tax purposes, approximately $217,714,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the

Smith Barney Government Securities Fund
Notes to Financial Statements (continued)

gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                            1996        2002          2003
-----------------------------------------------------------------------------
Capital Loss Carryforward              $148,463,000   $69,056,000    $195,000
-----------------------------------------------------------------------------
     5.  Repurchase Agreements

     The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     6.  Reverse Repurchase Agreement

     The Portfolio may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

     At December 31, 1995, the Portfolio had the following open reverse repurchase agreements:

    FACE
   AMOUNT                     SECURITY                                VALUE
$ 29,414,880     Reverse Repurchase Agreement with Morgan Stanley
                   Group, Inc., dated 12/14/95 bearing 5.25% to be
                   repurchased at $29,586,466 on 1/23/96,
                   collateralized by U.S. Treasury Strips, zero
                   coupon due 2/15/19                             $ 29,414,880
  98,580,000     Reverse Repurchase Agreement with Morgan Stanley
                   Group, Inc., dated 12/5/95 bearing 4.90% to be
                   repurchased at $98,995,953 on 1/5/96,
                   collateralized by U.S. Treasury Notes, 6.50%
                   due 5/15/05                                      98,580,000
                 TOTAL REVERSE REPURCHASE AGREEMENTS              $127,994,880
------------------------------------------------------------------------------

Smith Barney Government Securities Fund
Notes to Financial Statements (continued)

     During the year ended December 31, 1995, the maximum and average amount of reverse repurchase agreements outstanding were as follows:
_______________________________________________________________________________
Maximum amount outstanding                                        $127,994,880
Average amount outstanding                                        $ 60,974,839
    Interest expense for the year ended December 31, 1995 on borrowings by the Portfolio under reverse repurchase agreements totalled $2,633,226.

    7.  Futures Contracts
     Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

     At December 31, 1995, the Portfolio had no open futures contracts.

     8.  Options Contracts
     Premiums paid when put or call options are purchased by the Portfolio represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds form the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

     At December 31, 1995, the Portfolio had no open options contracts.

Smith Barney Government Securities Fund
Notes To Financial Statements (continued)

     9.  Capital Shares
     At December 31, 1995, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     At December 31, 1995, total paid-in capital amounted to the following for each class:

                                                                   Class A        Class B           Class C

Total Paid-in Capital                                              $136,157,444   $667,880,176     $499,138
     Transactions in shares of each class were as follows:

                               Year Ended                                   Year Ended
                            December 31, 1995                             December 31, 1994
                          --------------------                           -------------------
                           Shares   Amount                                Shares         Amount
Class A
Shares sold                 695,391   $  6,717,062                       55,125,066     $ 509,930,623
Shares issued on
  reinvestment            2,271,693     21,769,239                          576,397         5,287,429
Shares redeemed          (9,230,741)   (87,994,409)                      (3,827,269)      (35,091,360)
Net Increase (Decrease)  (6,263,657)  $(59,508,108)                      51,874,194     $ 480,126,692
-----------------------------------------------------------------------------------------------------
Class B
Shares sold               1,925,940   $ 18,365,201                        3,129,510     $  29,835,343
Shares issued on
     reinvestment           774,634      7,419,294                        2,182,177        20,819,966
Shares redeemed          (5,409,406)   (51,757,610)                     (71,498,609)     (666,820,036)
Net Decrease             (2,708,832)  $(25,973,115)                     (66,186,922)    $(616,164,727)
-----------------------------------------------------------------------------------------------------
Class C
Shares sold                  62,023   $    590,403                           58,124     $     543,278
Shares issued on
     reinvestment             5,077         48,855                            2,201            20,652
Shares redeemed             (31,879)      (303,036)                         (11,143)         (103,466)
Net Increase                 35,221   $    336,222                           49,182     $     460,464
-----------------------------------------------------------------------------------------------------

Smith Barney Government Securities Fund
Financial Highlights
For a share of each class of capital stock outstanding throughout each year:

Class A Shares                         1995           1994           1993(1)           1992(2)
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year     $9.17         $10.01         $9.69             $9.56
Income (Loss) From Operations:
     Net investment income (3)          0.67           0.52           0.81              0.10
     Net realized and unrealized gain
     (loss)                             0.62          (0.80)          0.23              0.13
Total Income (Loss) From Operations     1.29          (0.28)          1.04              0.23
Less Distributions From:
     Net investment income             (0.69)         (0.49)         (0.72)            (0.08)
     Capital                              --          (0.07)            --             (0.02)
Total Distributions                    (0.69)         (0.56)         (0.72)            (0.10)
Net Asset Value, End of Year           $9.77          $9.17         $10.01             $9.69
Total Return                           14.50%         (2.76)%        10.87%             2.41%++
Net Assets, End of Year (000s)       $453,378      $482,404         $7,067              $275
Ratios to Average Net Assets:
     Expenses (3)(4)                    0.94%          1.00%          0.92%             0.68%
     Net investment income              6.70           6.18           7.76              6.24
Portfolio Turnover Rate                  294%           276%           540%              426%
----------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.
(2)  For the period from November 6, 1992 (inception date) to December 31, 1992.
(3) The Investment adviser waived a portion of its fees for the year ended December 31, 1993. If such fees were not waived, the per share decrease of net investment income would have been $0.10 and the expense ratio would have been 1.12%.
(4) For the years ended December 31, 1994 and December 31, 1993 and the period ended December 31, 1992, the expense ratios were calculated excluding interest expense. The expense ratios including interest expense were 1.26%, 1.07% and 1.01% (annualized), respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

Smith Barney Government Securities Fund
Financial Highlights (continued)
For a share of each class of capital stock outstanding throughout each year:

Class B Shares                            1995                1994                1993(1)                1992             1991
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $9.17               $10.01               $9.68                  $9.81           $9.11
Income (Loss) From Operations:
     Net investment income (2)            0.59                 0.46                0.73                   0.53            0.70
     Net realized and unrealized gain
      (loss)                              0.65                (0.78)               0.27                  (0.02)           0.71
Total Income (Loss) From
 Operations                               1.24                (0.32)               1.00                   0.51            1.41
Less Distributions From:
     Net investment income               (0.60)               (0.45)              (0.67)                 (0.53)          (0.63)
     Capital                                --                (0.07)                 --                  (0.11)          (0.08)
Total Distributions                      (0.60)               (0.52)              (0.67)                 (0.64)          (0.71)
Net Asset Value, End of
 Year                                 $   9.81             $   9.17            $  10.01             $     9.68      $     9.81
Total Return                             13.87%               (3.25)%             10.45%                  5.45%          16.28%
Net Assets, End of Year
 (000s)                               $158,459             $172,705            $851,350             $1,046,921      $1,285,937
Ratios to Average Net
 Assets:
     Expenses (2)(3)                      1.45%                1.48%               1.40%                  1.45%           1.40%
     Net investment income                6.19                 5.69                7.28                   5.47            6.80
Portfolio Turnover Rate                    294%                 276%                540%                   426%            326%

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.
(2) The Investment adviser waived a portion of its fees for the year ended December 31, 1993. If such fees were not waived, the per share decrease of net investment income would have been $0.01 and the expense ratio would have been 1.61%.
(3) For the years ended December 31, 1994, December 31, 1993 and December 31, 1992, the expense ratios were calculated excluding interest expense. The expense ratios including interest expense were 1.74%, 1.55% and 1.71%, respectively.

Smith Barney Government Securities Fund
Financial Highlights (continued)
For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                   1995      1994    1993(1)(2)
------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $ 9.17   $ 10.01   $  9.90
Income (Loss) From Operations:
     Net investment income (3)                    0.60      0.49      0.68
     Net realized and unrealized gain (loss)      0.65     (0.81)     0.04
Total Income (Loss) From Operations               1.25     (0.32)     0.72
Less Distributions From:
     Net investment income                       (0.61)    (0.45)    (0.61)
     Capital                                        --     (0.07)       --
Total Distributions                              (0.61)    (0.52)    (0.61)
Net Asset Value, End of Year                    $ 9.81   $  9.17   $ 10.01
Total Return                                     13.93%    (3.25)%    7.36%++
Net Assets, End of Year (000s)                  $1,039   $   646   $   213
Ratios to Average Net Assets:
     Expenses (3)(4)                              1.37%     1.47%     1.40%+
     Net investment income                        6.27      5.71      7.28+
Portfolio Turnover Rate                            294%      276%      540%

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.
(2)  For the period from February 4, 1993 (inception date) to December 31, 1993.
(3) The Investment adviser waived a portion of its fees for the year ended December 31, 1993. If such fees were not waived, the per share decrease of net investment income would have been $0.13 and the expense ratio would have been 1.61%.
(4) For the year ended December 31, 1994 and the period ended December 31, 1993, the expense ratios were calculated excluding interest expense. The expense ratios including interest expense were 1.72% and 1.55% (annualized), respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

Smith Barney Government Securities Fund
Independent Auditors' Report

The Shareholders and Board of Directors of
Smith Barney Investment Funds, Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Government Securities Fund of Smith Barney Investment Funds Inc. as of December 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1994 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated February 10, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Smith Barney Government Securities Fund of Smith Barney Investment Funds Inc. as of December 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

New York, New York
February 16, 1996

Smith Barney Government Securities Fund
Additional Information

     Change in Independent Auditor: On October 20, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Directors determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

Smith Barney                                    SMITH BARNEY
Government                                      ------------
Securities
Fund                                          A Member of Travelers Group [LOGO]


                                     Investment Adviser
Directors                            Smith Barney Mutual Funds
Paul R. Ades                         Management Inc.
Herbert Barg
Alger B. Chapman                     Distributor
Dwight B. Crane                      Smith Barney Inc.
Frank J. Hubbard
Allan R. Johnson                     Custodian
Heath B. McLendon, Chairman          PNC Bank
Ken Miller
John F. White                        Shareholder
                                     Servicing Agent
                                     First Data Investor Services Group, Inc.
Officers                             P.O. Box 9134
Heath B. McLendon                    Boston, MA 02205-9134
Chief Executive Officer

Jessica M. Bibliowicz
President                            This report is submitted for the general
                                     information of the shareholders of Smith
Lewis E. Daidone                     Barney Government Securities Fund. It is
Senior Vice President                not authorized for distribution to
and Treasurer                        prospective investors unless accompanied
                                     or preceded by an effective Prospectus for
James E. Conroy                      the Fund, which contains information
Vice President and                   concerning the Fund's investment
Investment Officer                   policies and expenses as well as other
                                     pertinent information.

Thomas M. Reynolds
Controller                           Smith Barney
                                     Government
Christina T. Sydor                   Securities
Secretary                            Fund
                                     388 Greenwich Street
                                     New York, New York 10013

                                     FD0316 2/96
             -------------
             ANNUAL REPORT
             -------------

           1995
           1995
           1995          [PHOTO]
           1995
           1995



                                             Smith Barney
                                             Investment
                                             Grade Bond
                                             Fund
                                             ------------------
                                             December 31, 1995

                                      [LOGO] Smith Barney Mutual Funds
                                             Investing for your future.
                                             Every day.

---------------------------------------
Smith Barney Investment Grade Bond Fund
---------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for the year ended December 31, 1995 for Smith Barney Investment Grade Bond Fund. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

A year ago in our shareholder letter we pointed out that true investment decisions and returns are a multi-year proposition and the element of time helps to level the peaks and valleys in the capital markets. We also wrote that the pre-emptive actions taken by the Federal Reserve in raising short-term interest rates in 1994 was the precursor for better times ahead. The motto of "no pain, no gain" proved once again to be both timely and accurate. What follows are our insights and explanations regarding the bond market's behavior in 1995 and how Smith Barney Investment Grade Bond Fund performed in that environment.

As 1995 began, the U.S. economy was operating at higher than expected growth and the Federal Reserve raised short-term rates to 6% at its first meeting of the year. Of course, no one knew this would be the last rate increase and the Federal Reserve would in fact reverse course and reduce short-term rates at their meeting in July 1995. Economic activity did in fact slow down in 1995. In addition, the fear of a possible resurgence of inflation dissipated throughout the year, astonishing many investors who were not convinced that the Federal Reserve would maintain its resolve and vigilance against inflation.

In this favorable environment of slower economic growth, tame inflation and the prospect for a reduction in short-term rates, both the equity and fixed income markets enjoyed banner years. Long-term 30-year government bond yields declined 200 basis points from 8% to 6%. The Federal Reserve acted again to lower short-term rates again at their last meeting of the year held in December 1995.

We are pleased to report the Smith Barney Investment Grade Bond Fund participated in the bond market rally of 1995. For the one-year period ended December 31, 1995, the Fund's annual total return was 35.29% for Class A shares. For the fiscal year ended December 31, 1995, Smith Barney Investment Grade Bond Fund was a top performer in its Lipper Analytical Services, Inc. peer group category. More importantly, Smith Barney Investment Grade Bond Fund's longer term performance for the 3-year, 7-year and 10-year time periods, as reported by Lipper, earned the Fund a ranking within the first quartile of its peers. (Lipper Analytical Services, Inc. is a major fund performance tracking organization.)

The past year provided corporate bond investors with unique investment opportunities. Against a backdrop of falling interest rates, corporate earnings continued to show robust growth and credit spreads tightened for most of the year before giving up some ground in the last quarter. In terms of spread performance, the clear winners were led by the airline sector which had its first profitable year in five years. The media sector was another strong performer in 1995. We still believe both of these sectors offer investors attractive long-term values.

A Look at the Year Ahead

The year 1996 began with a fair amount of uncertainty. Events in Washington D.C. concerning the federal budget agreement and the upcoming Presidential election have heightened investor concerns. We believe the rate of economic growth will continue to slow in the first six months of the year and then accelerate modestly in the second half. We expect both short-term and long-term interest rates to drift lower in the first half of 1996. In our view, the amount of this expected decrease will be less than in 1995 and probably take place in a more volatile market environment.

At this point in time, we would like to thank you for your investment in Smith Barney Investment Grade Bond Fund.

Sincerely,


/s/ Heath B. McLendon                     /s/ George E. Mueller, Jr.

Heath B. McLendon                         George E. Mueller, Jr.
Chairman and                              Investment Officer
Chief Executive Officer

January 18, 1996

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                      Net Asset Value
                   --------------------
                   Beginning      End       Income    Capital Gain     Return     Total
Year Ended          of Year     of Year    Dividends  Distributions  of Capital  Returns(1)
===========================================================================================
12/31/95            $10.67      $13.25       $0.89       $0.16          $0.00      35.29%
-------------------------------------------------------------------------------------------
12/31/94             13.01       10.67        0.86        0.31           0.03      (8.95)
-------------------------------------------------------------------------------------------
12/31/93             11.89       13.01        0.89        0.14           0.00      18.45
-------------------------------------------------------------------------------------------
Inception*-12/31/92  11.67       11.89        0.14        0.00           0.01       3.25+
===========================================================================================
Total                                        $2.78       $0.61          $0.04
===========================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
--------------------------------------------------------------------------------
                      Net Asset Value
                   --------------------
                   Beginning      End       Income    Capital Gain     Return     Total
Year Ended          of Year     of Year    Dividends  Distributions  of Capital Returns(1)
==========================================================================================
12/31/95            $10.67      $13.25       $0.83       $0.16          $0.00      34.63%
------------------------------------------------------------------------------------------
12/31/94             13.01       10.67        0.80        0.31           0.03      (9.41)
------------------------------------------------------------------------------------------
12/31/93             11.89       13.01        0.83        0.14           0.00      18.06
------------------------------------------------------------------------------------------
12/31/92             11.80       11.89        0.83        0.00           0.03       8.36
------------------------------------------------------------------------------------------
12/31/91             10.43       11.80        0.87        0.00           0.00      22.50
------------------------------------------------------------------------------------------
12/31/90             11.01       10.43        0.87        0.00           0.00       2.98
------------------------------------------------------------------------------------------
12/31/89             10.33       11.01        0.87        0.00           0.00      15.57
------------------------------------------------------------------------------------------
12/31/88             10.55       10.33        0.88        0.00           0.00       6.43
------------------------------------------------------------------------------------------
12/31/87             12.91       10.55        1.12        0.89           0.00      (2.83)
------------------------------------------------------------------------------------------
12/31/86             12.00       12.91        1.10        0.25           0.00      19.54
==========================================================================================
Total                                        $9.00       $1.75          $0.06
==========================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class C Shares
--------------------------------------------------------------------------------
                      Net Asset Value
                   --------------------
                   Beginning      End       Income    Capital Gain     Return     Total
Year Ended          of Year     of Year    Dividends  Distributions  of Capital Returns(1)
==========================================================================================
12/31/95            $10.67      $13.26       $0.83       $0.16         $0.00       34.74%
------------------------------------------------------------------------------------------
12/31/94             13.01       10.67        0.80        0.31          0.03       (9.41)
------------------------------------------------------------------------------------------
Inception*-12/31/93  12.56       13.01        0.69        0.14          0.00       10.38+
==========================================================================================
Total                                        $2.32       $0.61         $0.03
==========================================================================================

It is the Funds' policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------

                                                 Without Sales Charge(1)
                                             -----------------------------------
                                             Class A      Class B       Class C
================================================================================
Year Ended 12/31/95                          35.29%        34.63%       34.74%
--------------------------------------------------------------------------------
Five Years Ended 12/31/95                      N/A         13.81          N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/95                       N/A         10.11          N/A
--------------------------------------------------------------------------------
Inception* through 12/31/95                  13.88         12.32        11.04
================================================================================

                                                   With Sales Charge(2)
                                            ------------------------------------
                                            Class A      Class B       Class C
================================================================================
Year Ended 12/31/95                         29.24%        30.13%       33.73%
--------------------------------------------------------------------------------
Five Years Ended 12/31/95                     N/A         13.71          N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/95                      N/A         10.11          N/A
--------------------------------------------------------------------------------
Inception* through 12/31/95                 12.23         12.32        11.04
================================================================================

--------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------

                                                        Without Sales Charge(1)
================================================================================
Class A (Inception* through 12/31/95)                           50.63%
--------------------------------------------------------------------------------
Class B (12/31/85 through 12/31/95)                            161.88
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/95)                           34.69
================================================================================


(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSCdeclines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSCis incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B and C shares are November 6, 1992, January 4, 1982 and February 26, 1993, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------


                  Growth of $10,000 Invested in Class B Shares
                      of the Smith Barney Investment Grade
                                  Bond Fund vs.
               Lehman Brothers Long-Term Corporate Bond Index and
                      Lipper Corporate Debt A-Rated Average
--------------------------------------------------------------------------------

                         December 1985 -- December 1995

 [The following table was represented by a line chart in the printed material.]

            Investment Fund            Lehman Bros                 Lipper
            ---------------            -----------                 ------
12/85           10000                     10000                    10000
12/86           11954                     11872                    11402
12/87           10820                     12047                    11528
12/88           11516                     13311                    12468
12/89           13308                     15346                    14022
12/90           13705                     16341                    14978
12/91           16788                     19769                    17485
12/92           18192                     21615                    18738
12/93           21477                     24566                    20840
12/94           19452                     23150                    19873
12/95           26188                     29615                    23530


+ Hypothetical illustration of $10,000 invested in Class B shares on December 31, 1985, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. The Lehman Brothers Long-Term Corporate Bond Index is comprised of all publicly issued, fixed rate, non-convertible, dollar-denominated investment-grade corporate debt from a diverse range of industries with an average maturity of approximately 23 years. The Lipper Corporate Debt A-Rated Average is composed of the Fund's peer group of 122 mutual funds as of December 31, 1995. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
 Portfolio Highlights (unaudited)                              December 31, 1995
--------------------------------------------------------------------------------

Portfolio Breakdown

  [The following table was represented by a pie chart in the printed material.]

Airlines                 9.2%
Food and Beverage       21.6%
Entertainment           11.3%
Automobile               8.4%
Publishing               7.2%
Aerospace                6.2%
Yankee Bonds             9.3%
US. Gov't Agencies       2.3%
Other                   24.5%


Top Ten Bond Holdings
                                                               Percentage of
                                                              Total Investments
================================================================================
Hershey Foods Corp.                                                   4.6%
General Motors Corp.                                                  4.4
Time Warner, Inc.                                                     4.3
Ford Motor Co.                                                        4.0
Seagrams Ltd.                                                         3.8
Boeing Co.                                                            3.7
Hydro Quebec, Series HH                                               3.5
Ralston Purina Co.                                                    3.5
Loral Corp.                                                           3.4
Walt Disney Co.                                                       3.2
================================================================================

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1995
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING                   SECURITY                            VALUE
================================================================================

U.S. CORPORATE BONDS AND NOTES --88.4%
Aerospace -- 6.2%
$18,500,000   AA    Boeing Co., Debentures, 6.875% due 10/15/43     $ 19,170,625
 10,000,000   A+    United Technologies Corp., Debentures,
                       8.750% due 3/1/21                              12,562,500
--------------------------------------------------------------------------------
                                                                      31,733,125
--------------------------------------------------------------------------------
Airlines -- 9.3%
                    AMR Corp., Debentures:
  4,500,000   Baa3*   9.880% due 6/15/20                               5,551,875
 12,500,000   Baa3*   9.000% due 9/15/16                              14,140,625
                    Delta Air Lines, Inc., Debentures:
 10,735,000   BB      9.000% due 5/15/16                              12,331,831
  5,000,000   BB      9.750% due 5/15/21                               6,193,750
  7,650,000   Baa3* United Airlines, Inc., Debentures,
                      9.750% due 8/15/21                               9,180,000
--------------------------------------------------------------------------------
                                                                      47,398,081
--------------------------------------------------------------------------------
Apparel -- 1.2%
  6,000,000   BBB+  Fruit of the Loom, Inc., Debentures,
                       7.375% due 11/15/03                             5,910,000
--------------------------------------------------------------------------------
Automobile -- 8.4%
 18,400,000   A+    Ford Motor Co., Debentures, 7.750% due 6/15/43    20,585,000
 21,000,000   A-    General Motors Corp., Notes, 7.400% due 9/1/25    22,470,000
--------------------------------------------------------------------------------
                                                                      43,055,000
--------------------------------------------------------------------------------
Banking -- 2.0%
 10,000,000   A-    NationsBank Corp., Sub. Notes, 7.250%
                       due 10/15/25                                   10,400,000
--------------------------------------------------------------------------------
Computers -- 2.2%
 11,000,000   A     IBM Corp., Debentures, 7.000% due 10/30/45        11,385,000
--------------------------------------------------------------------------------
Electronics -- 3.8%
  2,000,000   A     Johnson Controls Inc., Debentures,
                       6.950% due 12/1/45                              2,042,500
 17,500,000   BBB   Loral Corp., Sr. Debentures, 7.000% due 9/15/23   17,412,500
--------------------------------------------------------------------------------
                                                                      19,455,000
--------------------------------------------------------------------------------
Entertainment -- 11.1%
 17,500,000   BB    CBS Inc., Sr. Notes, 7.125% due 11/1/23           16,257,500
 10,500,000   BBB+  Harcourt General, Inc., Debentures,
                       8.875% due 6/1/22                              12,390,000
 12,000,000   BB+   Paramount Communications, Inc., Sr. Debentures,
                       7.500% due 7/15/23                             11,640,000
 15,000,000   AA-   Walt Disney Co., Debentures, 7.550% due 7/15/93   16,425,000
--------------------------------------------------------------------------------
                                                                      56,712,500
--------------------------------------------------------------------------------
Food and Beverage -- 21.6%
 14,000,000   A     American Brands Inc., Debentures,
                       7.875% due 1/15/23                             15,715,000
  5,000,000   AA-   Anheuser Busch Co., Debentures,
                       7.000% due 12/1/25                              5,168,750
 16,750,000   BBB-  Borden Inc., Debentures, 7.875% due 2/15/23       16,310,313
 12,000,000   AA-   Coca Cola Enterprises Inc., Debentures,
                       6.750% due 9/15/23                             12,225,000

                       See Notes to Financial Statements.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING                   SECURITY                            VALUE
================================================================================
Food and Beverage -- 21.6% (continued)
$18,645,000   AA-   Hershey Foods Corp., Debentures,
                       8.800% due 2/15/21                           $ 23,749,069
 16,000,000   A-    Ralston Purina Co., Debentures,
                       8.125% due 2/1/23                              17,980,000
 16,800,000   A     Seagrams Ltd., Debentures, 8.350% due 1/15/22     19,698,000
--------------------------------------------------------------------------------
                                                                     110,846,132
--------------------------------------------------------------------------------
Metals -- 2.2%
 10,000,000   BBB   Asarco Inc., Debentures, 8.500% due 5/1/25        11,425,000
--------------------------------------------------------------------------------
Oil & Gas -- 2.3%
 10,000,000   A-    Burlington Resources, Inc., Debentures,
                       8.200% due 3/15/25                             11,775,000
--------------------------------------------------------------------------------
Paper Products -- 1.5%
                    Georgia-Pacific Corp., Debentures:
    500,000   BBB-    9.625% due 3/15/22                                 586,875
  7,000,000   BBB-    7.375% due 12/1/25                               7,070,000
--------------------------------------------------------------------------------
                                                                       7,656,875
--------------------------------------------------------------------------------
Publishing -- 7.2%
 15,000,000   BBB   News America Holdings Inc., Sr. Notes,
                       7.750% due 12/1/45                             15,300,000
 19,000,000   BBB-  Time Warner, Inc., Debentures,
                       9.150% due 2/1/23                              21,778,750
--------------------------------------------------------------------------------
                                                                      37,078,750
--------------------------------------------------------------------------------
Retail Stores -- 2.1%
 10,000,000   BBB-  Woolworth Corp., Debentures, 8.500% due 1/15/22   10,875,000
--------------------------------------------------------------------------------
Super National Entity -- 5.9%
                    International Bank for Reconstruction
                    and Development:
110,000,000   Aaa*    Zero coupon due 3/1/26                          16,225,000
 70,000,000   Aaa*    Zero coupon due 3/1/28                           8,925,000
 42,860,000   Aaa*    Zero coupon due 7/15/29                          4,875,325
--------------------------------------------------------------------------------
                                                                      30,025,325
--------------------------------------------------------------------------------
Timber Products -- 1.3%
  6,000,000   A     Weyerhaeuser Co., Debentures, 7.125% due 7/15/23   6,412,500
--------------------------------------------------------------------------------
                    TOTAL U.S. CORPORATE BONDS AND NOTES
                    (Cost -- $401,356,080)                           452,143,288
================================================================================


                       See Notes to Financial Statements.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING                   SECURITY                            VALUE
================================================================================
YANKEE BONDS -- 9.3%
                    Hydro-Quebec, Debentures:
$ 1,600,000   A+      Series HE, 8.625% due 6/15/29                  $ 1,910,000
 15,000,000   A+      Series HH, 8.500% due 12/1/29                   17,681,250
  1,000,000   A+      Series HK, 9.375% due 4/15/30                    1,287,500
  5,000,000   BBB+  Newfoundland, Province of Canada, Debentures,
                      7.320% due 10/13/23                              5,200,000
                    Nova Scotia, Province of Canada:
  3,000,000   A-      9.125% due  5/1/21                               3,772,500
  8,500,000   A-      8.750% due 4/1/22                               10,359,375
  6,500,000   A-      8.250% due 7/30/22                               7,540,000
--------------------------------------------------------------------------------
                    TOTAL YANKEE BONDS
                    (Cost -- $40,471,144)                             47,750,625
================================================================================
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS -- 1.6%
  2,500,000   Aaa*  U.S. Treasury Bonds, 6.875% due 8/15/25            2,819,975
                    Financing Corp. Strips, Series 19:
  2,400,000   NR      9.000% due 12/6/18                                 545,160
 21,400,000   NR      9.000% due 6/6/19                                4,663,702
--------------------------------------------------------------------------------
                    TOTAL U.S. GOVERNMENT AGENCIES AND
                    OBLIGATIONS (Cost -- $5,983,545)                   8,028,837
================================================================================
REPURCHASE AGREEMENT -- 0.7%
  3,772,000         Citibank, 5.796% due 1/2/96;
                    Proceeds at maturity --
                    $3,774,429; (Fully collateralized by
                    U.S. Treasury Notes, 6.750% due 11/15/98;
                    Market value -- $3,847,440)
                    (Cost -- $3,772,000)                               3,772,000
================================================================================
                    TOTAL INVESTMENTS -- 100%
                    (Cost -- $451,582,769)++                        $511,694,750
================================================================================

++ Aggregate cost for Federal income tax purposes is substantially the same.

See page 10 for definition of ratings.

                       See Notes to Financial Statements.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Corporation ("Standard &Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Services ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA          --Debt rated "AAA"' has the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.

AA           --Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in small degree.

A            --Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB          --Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB,B         --Debt rated "BB" and "B" is regarded, on balance, as predominantly and CCC speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B, and CCC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's      --Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa          --Bonds that are rated "Aaa" are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa           --Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A            --Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa          --Bonds that are rated "Baa" are considered as medium grade
               obligations,i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR           --Indicates that the bond is not rated by Standard & Poor's or
               Moody's.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                           December  31, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $451,582,769)                  $  511,694,750
   Cash                                                                     664
   Receivable for Fund shares sold                                    1,226,536
   Interest receivable                                                9,543,343
--------------------------------------------------------------------------------
   Total Assets                                                    $522,465,293
--------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                  2,787,123
   Payable for Fund shares purchased                                    292,652
   Distribution fees payable                                            230,846
   Investment advisory fees payable                                     195,513
   Administration fees payable                                           86,894
   Accrued expenses                                                     197,186
--------------------------------------------------------------------------------
   Total Liabilities                                                  3,790,214
--------------------------------------------------------------------------------
Total Net Assets                                                   $518,675,079
================================================================================
NET ASSETS:
   Par value of capital shares                                         $ 39,146
   Capital paid in excess of par value                              462,292,919
   Overdistributed net investment income                             (2,108,093)
   Accumulated net realized loss on security transactions            (1,660,874)
   Net unrealized appreciation of investments                        60,111,981
--------------------------------------------------------------------------------
Total Net Assets                                                   $518,675,079
================================================================================
Shares Outstanding:
   Class A                                                           17,084,579
--------------------------------------------------------------------------------
   Class B                                                           21,776,728
--------------------------------------------------------------------------------
   Class C                                                              284,247
--------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                        $13.25
--------------------------------------------------------------------------------
   Class B*                                                              $13.25
--------------------------------------------------------------------------------
   Class C**                                                             $13.26
--------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.71% of net asset value per share)             $13.87
================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                        $ 36,631,716
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                         2,434,167
   Investment advisory fees (Note 2)                                  2,067,222
   Administration fees (Note 2)                                         918,765
   Shareholder and system servicing fees                                400,000
   Shareholder communications                                            60,000
   Custody                                                               60,000
   Directors' fees                                                       57,000
   Audit and legal                                                       40,000
   Registration fees                                                     40,000
   Other                                                                175,228
--------------------------------------------------------------------------------
   Total Expenses                                                     6,252,382
--------------------------------------------------------------------------------
Net Investment Income                                                30,379,334
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            223,289,025
     Cost of securities sold                                        217,962,193
--------------------------------------------------------------------------------
   Net Realized Gain                                                  5,326,832
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation (Depreciation)
   of Investments:
     Beginning of year                                              (41,529,392)
     End of year                                                     60,111,981
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                          101,641,373
--------------------------------------------------------------------------------
Net Gain on Investments                                             106,968,205
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $137,347,539
================================================================================

                       See Notes to Financial Statements.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                            1995            1994
===================================================================================
OPERATIONS:
  Net investment income                               $ 30,379,334    $ 29,760,763
  Net realized gain                                      5,326,832       2,616,051
  Increase in net unrealized appreciation
     (depreciation)                                    101,641,373     (76,397,864)
-----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations    137,347,539     (44,021,050)
-----------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                (32,487,427)    (29,548,682)
  Net realized gains                                    (6,128,106)    (11,316,480)
  Capital                                                       --      (1,123,430)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions To Shareholders                      (38,615,533)    (41,988,592)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                      87,249,088     250,302,839
  Net asset value of shares issued for
     reinvestment of dividends                          25,423,076      30,259,678
  Cost of shares reacquired                            (96,181,787)   (277,452,690)
-----------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                             16,490,377       3,109,827
-----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      115,222,383     (82,899,815)
NET ASSETS:
  Beginning of year                                    403,452,696     486,352,511
-----------------------------------------------------------------------------------
  End of year*                                        $518,675,079    $403,452,696
===================================================================================
* Includes overdistributed net investment income of:   $(2,108,093)             --
===================================================================================

                       See Notes to Financial Statements.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Smith Barney Investment Grade Bond Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and four other separate investment portfolios: Smith Barney Government Securities Fund, Smith Barney Special Equities Fund, Smith Barney Managed Growth Fund, and Smith Barney Growth Opportunity Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) short-term securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) short-term investments and securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (e) dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) direct expenses are charged to each portfolio and each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT
        AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Portfolio pays SBMFM an advisory fee calculated at an annual rate of 0.45% of

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

the average daily net assets up to $500 million and 0.42% of the average daily net assets thereafter. This fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets thereafter. This fee is calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, had entered into a sub-administration agreement with the Fund and SBMFM. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of August 18, 1995, this relationship was terminated.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the year ended December 31, 1995, SB received sales charges of approximately $181,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1995, CDSCs paid to SB were approximately:

                                                          Class B        Class C
================================================================================
CDSCs                                                    $541,000        $5,000
================================================================================

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets for each class, respectively. For the year ended December 31, 1995, total Distribution Plan fees incurred were:

                                           Class A        Class B        Class C
================================================================================
Distribution Plan Fees                    $505,094      $1,914,881       $14,192
================================================================================

     All officers and one Director of the Fund are employees of SB.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     3. INVESTMENTS

     During the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:


================================================================================
Purchases                                                          $227,304,054
--------------------------------------------------------------------------------
Sales                                                               223,289,025
================================================================================

     At December 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were approximately as follows:

================================================================================
Gross unrealized appreciation                                       $60,362,840
Gross unrealized depreciation                                          (250,859)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $60,111,981
================================================================================

     4. REPURCHASE AGREEMENTS

     The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. CAPITAL SHARES

     At December 31, 1995, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     At December 31, 1995, total paid-in capital amounted to the following for each class:

                                           Class A       Class B        Class C
===============================================================================
Total Paid-in Capital                   $190,889,106  $268,029,734    $3,413,22
===============================================================================

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     Transactions in shares of each class were as follows:

                                           Year Ended                        Year Ended
                                        December 31, 1995                December 31, 1994
                                    ------------------------           ---------------------------
                                      Shares          Amount           Shares          Amount
==================================================================================================
Class A
Shares sold                         1,607,785      $19,821,590       16,784,949     $186,110,299
Shares issued on reinvestment       1,002,331       12,111,574          679,207        7,334,475
Shares redeemed                    (2,523,526)     (30,346,445)      (1,245,217)     (13,850,662)
--------------------------------------------------------------------------------------------------
Net Increase                           86,590       $1,586,719       16,218,939     $179,594,112
==================================================================================================
Class B
Shares sold                         5,310,407      $63,978,854        5,403,618      $63,270,474
Shares issued on reinvestment       1,087,231       13,196,188        1,992,592       22,870,952
Shares redeemed                    (5,346,794)     (64,605,561)     (23,258,589)    (263,491,413)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)             1,050,844      $12,569,481      (15,862,379)   $(177,349,987)
==================================================================================================
Class C
Shares sold                           283,140       $3,448,644           82,608         $922,066
Shares issued on reinvestment           9,409          115,314            4,936           54,251
Shares redeemed                      (101,992)      (1,229,781)          (9,852)        (110,615)
--------------------------------------------------------------------------------------------------
Net Increase                          190,557       $2,334,177           77,692         $865,702
==================================================================================================

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                        1995(1)         1994(1)        1993(1)     1992(2)
========================================================================================================
Net Asset Value, Beginning of Year                    $10.67          $13.01         $11.89      $11.67
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                 0.83            0.74           0.88        0.14
  Net realized and unrealized gain (loss)               2.80           (1.88)          1.27        0.23
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     3.63           (1.14)          2.15        0.37
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                (0.89)          (0.86)         (0.88)      (0.14)
  Overdistribution of net investment income            --              --             (0.01)      --
  Net realized gains                                   (0.16)          (0.31)         (0.14)      --
  Capital                                              --              (0.03)         --          (0.01)
--------------------------------------------------------------------------------------------------------
Total Distributions                                    (1.05)          (1.20)         (1.03)      (0.15)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                          $13.25          $10.67         $13.01      $11.89
--------------------------------------------------------------------------------------------------------
Total Return                                           35.29%          (8.95)%        18.45%       3.25%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                      $226,373        $181,334        $10,136        $933
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                                           1.11%           1.11%          1.11%       1.03%+
  Net investment income                                 7.02            7.35           6.67        7.53+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   49%             18%            65%         47%
========================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.

(2) For the period from November 6, 1992 (inception date) to December 31, 1992.

(3) For the year ended December 31, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense would have been 1.04% (annualized).

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class B Shares                                        1995(1)          1994(1)        1993(1)          1992             1991
==============================================================================================================================
Net Asset Value, Beginning of Year                    $10.67          $13.01          $11.89          $11.80          $10.43
------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                                 0.77            0.82            0.80            0.83            0.86
  Net realized and unrealized gain (loss)               2.80           (2.02)           1.29            0.12            1.38
------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     3.57           (1.20)           2.09            0.95            2.24
------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                (0.83)          (0.80)          (0.82)          (0.83)          (0.87)
  Overdistribution of investment net income            --              --              (0.01)          --              --
  Net realized gains                                   (0.16)          (0.31)          (0.14)          --              --
  Capital                                              --              (0.03)          --              (0.03)          --
------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.99)          (1.14)          (0.97)          (0.86)          (0.87)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                          $13.25          $10.67          $13.01          $11.89          $11.80
------------------------------------------------------------------------------------------------------------------------------
Total Return                                           34.63%          (9.41)%         18.06%           8.36%          22.50%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                      $288,533        $221,120        $476,088        $431,783        $413,878
------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                           1.61%           1.57%           1.58%           1.57%           1.53%
  Net investment income                                 6.51            6.89            6.20            6.99            7.90
------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   49%             18%             65%             47%             82%
==============================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.

(2) For the year ended December 31, 1992, the expense ratio excludes interest expense. The expense ratio including interest expense was1.58%.

++Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class C Shares                                  1995(1)   1994(1)     1993(1)(2)
================================================================================
Net Asset Value, Beginning of Year             $10.67      $13.01      $12.56
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.78        0.75        0.63
  Net realized and unrealized gain (loss)        2.80       (1.95)       0.65
--------------------------------------------------------------------------------
Total Income (Loss) From Operations              3.58       (1.20)       1.28
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.83)      (0.80)      (0.68)
  Overdistribution of net investment income        --          --       (0.01)
  Net realized gains                            (0.16)      (0.31)      (0.14)
  Capital                                          --       (0.03)         --
--------------------------------------------------------------------------------
Total Distributions                             (0.99)      (1.14)      (0.83)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                   $13.26      $10.67      $13.01
--------------------------------------------------------------------------------
Total Return                                    34.74%      (9.41)%     10.38%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $3,769        $999        $208
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.56%       1.57%       1.61%+
  Net investment income                          6.55        6.89        6.17+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                            49%         18%         65%
================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.

(2) For the period from February 26, 1993 (inception date) to December 31, 1993.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Investment Funds Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Investment Grade Bond Fund of Smith Barney Investment Funds Inc. as of December 31, 1995, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1994 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated February 10, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Smith Barney Investment Grade Bond Fund of Smith Barney Investment Funds Inc. as of December 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with generally accepted accounting principles.



                                             /s/ KPMG PEAT MARWICK LLP


New York, New York
February 16, 1996

Smith Barney Investment Grade Bond Fund
--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     Change in Independent Auditor: On October 20, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Directors determined not to retain Coopers &Lybrand L.L.P. ("Coopers &Lybrand") as the Fund's independent auditor and voted to appoint KPMGPeat Marwick LLP. During the Fund's two most recent fiscal years, Cooper's & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers &Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers &Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

     The amount of long-term capital gains paid by the Portfolio to its shareholders for the fiscal year ended December 31, 1995, was $3,104,547.

Smith Barney                                                        SMITH BARNEY
Investment                                                          ------------
Grade Bond                                    A Member of Travelers Group [LOGO]
Fund

Directors

Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Allan R. Johnson
Frank G. Hubbard
Heath B. McLendon, Chairman
Ken Miller
John F. White

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

George E. Mueller Jr.
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


Investment Adviser
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Investment Grade Bond Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Investment
Grade Bond
Fund
388 Greenwich Street
New York, New York 10013

FD0317 2/96



          -------------
          ANNUAL REPORT
          -------------
     1995
     1995
     1995
     1995
     1995

                                             Smith Barney
                                             Special
                                             Equities Fund
                                             -------------------------
                                             December 31, 1995


                                      [LOGO] Smith Barney Mutual Funds
                                             Investing for your future.
                                             Every day.

----------------------------------
Smith Barney Special Equities Fund
----------------------------------

Dear Shareholder:

We are pleased to provide you with the annual report and audited financial statements for Smith Barney Special Equities Fund for the year ended December 31, 1995. In this report, we outline our investment strategy and discuss stock market conditions in 1995. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

The year 1995 began slowly, rose to a loud crescendo, tapered off a bit and ended strongly. Coming into 1995, analyst expectations about both the equity markets and the economy were less than spectacular. Many investment professionals had expected a difficult year for the stock market. Yet what unfolded in 1995 has to be considered one of the "great" years for the markets, much like a classic "great" wine.

In the early part of the year, when investor concerns about economic growth, inflation and the direction of interest rates prevailed, the equity markets were essentially calm. Then, as the economy slowed down, interest rates declined and inflation concerns subsided, the equity markets began to hit new highs with such frequency it soon became the norm. All of the major stock market indices participated: The Dow Jones Industrial Average and the Standard & Poor's 500-Stock Price Index finished the year up 36.94% and 37.53%, respectively. The NASDAQ Composite Index and the Russell 2000 Index rose 39.92% and 28.45%, respectively.

The stock market rally, led by a huge concentration of investors in technology stocks, began to falter in August with the announcement of a slight disappointment in earnings from Intel. This earnings report from Intel raised a red flag to investors about other technology stocks which began a sharp decline from their highs. This sell-off in technology stocks affected the markets, especially the universe of small-capitalization stocks. Small-capitalization stocks underperformed large-capitalization stocks over the full year. Then, in mid-December, technology stocks rebounded, causing a strong finish for all the major stock market averages. Because Smith Barney Special Equities invests in small, emerging growth companies, its holdings are generally not affected by broad economic and market conditions. For the one-year period ended December 31, 1995, Smith Barney Special Equities Fund posted a cumulative total return (which excludes the effects of all sales charges) of 63.48% for Class A shares.

Fund's Investment Strategy

In the past year, Smith Barney Special Equities Fund continued to buy stocks of companies with strong fundamentals and above-average growth prospects with the intention of holding them. We do not focus on short-term price fluctuations as long as the Fund believes a company's fundamentals remain viable and growth can be sustained over a full market cycle. At year end, the Fund's top-five holdings were:

-- Ascend Communications Inc.
-- Macromedia Inc.
-- Baby Superstore Inc.
-- Starbucks Corp.
-- Callaway Golf Co.

For 1996, we expect the early part of the year to be challenging for small-capitalization stocks. However, we believe the relative performance of small-capitalization stocks may improve as the year progresses.

At this time, we would like to thank you for your investment in Smith Barney Special Equities Fund.



Sincerely,



/s/ Heath B. McLendon                                 /s/ George V. Novello

Heath B. McLendon                                     George V. Novello
Chairman and                                          Investment Officer
Chief Executive Officer

January 30, 1996

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                      ------------------
                      Beginning    End    Income   Capital Gain     Return     Total
Year Ended             of Year   of Year Dividends Distributions  of Capital  Returns(1)
========================================================================================
12/31/95               $19.10    $30.44   $0.00       $0.76         $0.00      63.48%
----------------------------------------------------------------------------------------
12/31/94                20.23     19.10    0.00        0.00          0.00      (5.59)
----------------------------------------------------------------------------------------
12/31/93                15.47     20.23    0.00        0.33          0.00      32.90
----------------------------------------------------------------------------------------
Inception* - 12/31/92   14.13     15.47    0.00        0.00          0.00       9.48+
========================================================================================

Total                                     $0.00       $1.09         $0.00
========================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------
                       Net Asset Value
                      ------------------
                      Beginning    End    Income   Capital Gain     Return     Total
Year Ended             of Year   of Year Dividends Distributions  of Capital  Returns(1)
========================================================================================
12/31/95               $18.82    $29.76   $0.00       $0.76          $0.00     62.30%
----------------------------------------------------------------------------------------
12/31/94                20.08     18.82    0.00        0.00           0.00     (6.27)
----------------------------------------------------------------------------------------
12/31/93                15.47     20.08    0.00        0.33           0.00     31.93
----------------------------------------------------------------------------------------
12/31/92                14.18     15.47    0.00        0.00           0.00      9.10
----------------------------------------------------------------------------------------
12/31/91                 9.82     14.18    0.00        0.00           0.03     44.76
----------------------------------------------------------------------------------------
12/31/90                13.77      9.82    0.29        0.23           0.02    (24.71)
----------------------------------------------------------------------------------------
12/31/89                12.04     13.77    0.27        0.00           0.24     18.60
----------------------------------------------------------------------------------------
12/31/88                11.48     12.04    0.55        0.30           0.00     12.60
----------------------------------------------------------------------------------------
12/31/87                13.02     11.48    0.00        0.14           0.00    (10.91)
----------------------------------------------------------------------------------------
12/31/86                13.15     13.02    0.05        1.00           0.00      7.05
========================================================================================
Total                                     $1.16       $2.76          $0.29
========================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------
                       Net Asset Value
                      ------------------
                      Beginning    End    Income   Capital Gain      Return      Total
Year Ended             of Year   of Year Dividends Distributions   of Capital   Returns(1)
==========================================================================================
12/31/95               $18.82    $29.77   $0.00       $0.76          $0.00       62.35%
------------------------------------------------------------------------------------------
12/31/94                20.08     18.82    0.00        0.00           0.00       (6.27)
------------------------------------------------------------------------------------------
Inception* - 12/31/93   22.62     20.08    0.00        0.33           0.00       (9.77)+
==========================================================================================
Total                                     $0.00       $1.09         * $0.00
==========================================================================================

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                      ------------------
           Beginning    End    Income   Capital Gain      Return      Total
Year Ende  of Year   of Year Dividends Distributions   of Capital   Returns(1)
============================================================================
Inception* - 12/31/95  $26.49    $30.46   $0.00  $0.76     $0.00      17.95%+
===========================================================================

It is the Funds' policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Return
--------------------------------------------------------------------------------

                                                Without Sales Charge(1)
                                        ----------------------------------------
                                        Class A    Class B   Class C    Class Z
================================================================================
Year Ended 12/31/95                      63.48%     62.30%    62.35%      N/A
--------------------------------------------------------------------------------
Five Years Ended 12/31/95                  N/A      25.95       N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/95                   N/A      11.76       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/95              29.39      11.98     15.48     17.95%+
================================================================================


                                                  With Sales Charge(2)
                                         ---------------------------------------
                                         Class A   Class B   Class C    Class Z
================================================================================
Year Ended 12/31/95                      55.31%     57.30%    61.35%      N/A
--------------------------------------------------------------------------------
Five Years Ended 12/31/95                  N/A      25.87       N/A       N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/95                   N/A      11.76       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 12/31/95              27.30      11.98     15.48     17.95%+
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                         Without Sales Charge(1)
================================================================================
Class A (Inception* through 12/31/95)                          124.59%
--------------------------------------------------------------------------------
Class B (12/31/85 through 12/31/95)                            203.96
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/95)                           37.29
--------------------------------------------------------------------------------
Class Z (Inception* through 12/31/95)                           17.95+
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSCis incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B, C and Z shares are November 6, 1992, December 13, 1982, October 18, 1993 and October 2, 1995, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------


                   Growthof $10,000 Invested in Class B Shares
                      of the Smith Barney Special Equities
                                    Fund vs.
                          Standard & Poor's 500 Index+
--------------------------------------------------------------------------------

                         December 1985 -- December 1995

 [The following table was represented by a line chart in the printed material.]

                Smith Barney Special Equities Fund      S&P 500 Index
                ----------------------------------      -------------
12/85                           10,000                      10,000
12/86                           10,705                      11,687
12/87                            9,538                      12,490
12/88                           10,740                      14,559
12/89                           12,738                      19,165
12/90                            9,591                      18,569
12/91                           13,883                      24,216
12/92                           15,146                      26,059
12/93                           19,983                      28,678
12/94                           18,729                      29,056
12/95                           30,396                      39,961


+ Hypothetical illustration of $10,000 invested in Class B shares on December 31, 1985, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class B shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                               December 31, 1995
--------------------------------------------------------------------------------

Portfolio Breakdown

  [The following table was represented by a pie chart in the printed material.]

Retail                         17.2%
Communications                 14.8%
Software                       12.1%
Restaurant                      9.3%
Healthcare                      8.2%
Semi-conductor and Electronics  7.7%
Technology                      6.8%
Office Products                 6.6%
Other Common Stocks             7.5%
Repurchase Agreements           9.8%


Top Ten Common Stock Holdings
                                                                 Percentage of
                                                               Total Investments
================================================================================
Ascend Communications Inc.                                            7.1%
Macromedia Inc.                                                       5.7
Baby Superstore Inc.                                                  5.0
Starbucks Corp.                                                       4.5
Callaway Golf Co.                                                     4.0
Boston Chicken Inc.                                                   3.9
PETsMart Inc.                                                         3.6
Adtran Inc.                                                           3.5
Sunglass Hut International Inc.                                       3.5
C-Cube Microsystems Inc.                                              3.4
================================================================================

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1995
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
COMMON STOCKS -- 90.2%
Advertising -- 0.7%
    65,000  CKS Group Inc.*                                         $ 2,535,000
--------------------------------------------------------------------------------
Brewers -- 0.9%
    80,000  Boston Beer Co. Inc.*                                     1,900,000
    50,000  Redhook Ale Brewery Inc.*                                 1,300,000
--------------------------------------------------------------------------------
                                                                      3,200,000
--------------------------------------------------------------------------------
Business Services -- 0.5%
    50,000  Corestaff Inc.*                                           1,825,000
--------------------------------------------------------------------------------
Communications -- 14.8%
   220,000  Adtran Inc.*                                             11,948,750
   150,000  America Online Inc.*                                      5,625,000
   100,000  Arch Communications Group Inc.*                           2,400,000
   300,000  Ascend Communications Inc.*                              24,337,152
   200,000  Aspect Telecommunications Corp.*                          6,700,000
--------------------------------------------------------------------------------
                                                                     51,010,902
--------------------------------------------------------------------------------
Entertainment and Leisure -- 4.0%
   600,000  Callaway Golf Co.                                        13,575,000
--------------------------------------------------------------------------------
Healthcare -- 8.2%
    35,000  HCIA Inc.*                                                1,636,250
    45,000  Henry Schein Inc.*                                        1,327,500
    50,000  IDX Systems Corp.*                                        1,737,500
    80,000  Occusystems Inc.*                                         1,600,000
   150,000  Phycor Inc.*                                              7,584,375
    60,000  Physicians Sales & Service Inc.*                          1,710,000
   100,000  Steris Corp.*                                             3,225,000
   220,000  Target Therapeutics Inc.*                                 9,405,000
--------------------------------------------------------------------------------
                                                                     28,225,625
--------------------------------------------------------------------------------
Office Products -- 6.6%
   200,000  Corporate Express Inc.*                                   6,025,000
   200,000  Micro Warehouse Inc.*                                     8,650,000
   150,000  Officemax Inc.*                                           3,356,250
   100,000  Viking Office Products Inc.*                              4,650,000
--------------------------------------------------------------------------------
                                                                     22,681,250
--------------------------------------------------------------------------------
Pharmaceuticals -- 1.2%
    85,000  Biochem Pharma Inc.*                                      3,410,625
    25,000  Centocor Inc.*                                              771,875
--------------------------------------------------------------------------------
                                                                      4,182,500
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Restaurant -- 9.3%
   420,000  Boston Chicken Inc.*                                    $13,492,500
   164,000  Manhattan Bagel Co.*                                      2,952,000
   740,000  Starbucks Corp.*                                         15,540,000
--------------------------------------------------------------------------------
                                                                     31,984,500
--------------------------------------------------------------------------------
Retail -- 17.2%
   300,000  Baby Superstore Inc.*                                    17,100,000
    60,000  De Rigo S.p.A. ADR*                                       1,365,000
   100,000  Global DirectMail Corp.*                                  2,750,000
   285,000  The Mens Wearhouse Inc.*                                  7,338,750
    60,000  MSC Industrial Direct Co.*                                1,635,000
   130,000  Oakley Inc.*                                              4,420,000
   405,000  PETsMART Inc.*                                           12,555,000
   500,000  Sunglass Hut International Inc.*                         11,875,000
--------------------------------------------------------------------------------
                                                                     59,038,750
--------------------------------------------------------------------------------
Semi-Conductor and Electronics -- 7.7%
   185,000  C-Cube Microsystems Inc.*                                11,562,500
   170,000  Discreet Logic Inc.*                                      4,250,000
   105,000  Gemstar International Group Ltd.*                         2,979,375
   175,000  LSI Logic Corp.*                                          5,731,250
    90,000  Zoran Corp.*                                              1,867,500
--------------------------------------------------------------------------------
                                                                     26,390,625
--------------------------------------------------------------------------------
Software -- 12.1%
   100,000  Baan Co. NV*                                              4,525,000
   100,000  Datalogix International Inc.*                             1,262,500
    50,000  Davidson & Associates Inc.*                               1,100,000
   375,000  Macromedia Inc.*                                         19,593,750
   100,000  Maxis Inc.*                                               3,800,000
   265,000  Peoplesoft Inc.*                                         11,395,000
--------------------------------------------------------------------------------
                                                                     41,676,250
--------------------------------------------------------------------------------
Technology -- 6.8%
   120,000  Avant Corp.*                                              2,310,000
    70,000  Harbinger Corp.*                                          1,610,000
    80,000  Metatools Inc.*                                           2,080,000
    30,000  Objective Systems Integrators Inc.*                       1,642,500
    75,000  Premenos Technology Corp.*                                1,978,125
   130,000  Shiva Corp.*                                              9,457,500
   100,000  Verity Inc.*                                              4,425,000
--------------------------------------------------------------------------------
                                                                     23,503,125
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

  SHARES                            SECURITY                            VALUE
================================================================================
Transportation -- 0.2%
    20,000  Eagle USA Airfreight Inc.*                                $ 525,000
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS
            (Cost -- $180,428,567)                                  310,353,527
================================================================================
WARRANT -- 0.0%
       696  Jan Bell Marketing Inc., Expires 12/16/98                      348
================================================================================

   FACE
  AMOUNT                            SECURITY                            VALUE
================================================================================
REPURCHASE AGREEMENTS -- 9.8%
$33,762,000 Morgan Stanley Group, Inc., 5.844% due 1/2/96;
            Proceeds at maturity -- $33,783,924; (Fully
            collateralized by U.S. Treasury Notes,
            5.125% due 4/30/98; Market value -- $34,446,971)         33,762,000
    76,000  Goldman Sachs & Co., 5.649% due 1/2/96; Proceeds
            at maturity -- $76,048; (Fully collateralized by
            U.S. Treasury Notes,
            5.375% due 11/30/97; Market value -- $77,555)                76,000
--------------------------------------------------------------------------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $33,838,000)                                    33,838,000
================================================================================
            TOTAL INVESTMENTS -- 100%
            (Cost -- $214,266,567)++                               $344,191,875
================================================================================

*   Non-income producing security.

++  Aggregate cost for Federal income tax purposes is $214,745,389.

                       See Notes to Financial Statements.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $214,266,567)                   $ 344,191,875
   Cash                                                                   1,067
   Receivable for securities sold                                       308,750
   Receivable for Fund shares sold                                    5,004,240
   Interest receivable                                                   16,479
--------------------------------------------------------------------------------
   Total Assets                                                     349,522,411
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                   2,871,875
   Payable for Fund shares purchased                                    614,072
   Investment advisory fees payable                                     151,195
   Distribution fees payable                                            107,420
   Administration fees payable                                           54,980
   Accrued expenses                                                     544,664
--------------------------------------------------------------------------------
   Total Liabilities                                                  4,344,206
--------------------------------------------------------------------------------
Total Net Assets                                                   $345,178,205
================================================================================
NET ASSETS:
   Par value of capital shares                                         $ 11,476
   Capital paid in excess of par value                              209,932,095
   Accumulated net realized gain on security transactions             5,309,326
   Net unrealized appreciation of investments                       129,925,308
--------------------------------------------------------------------------------
Total Net Assets                                                   $345,178,205
================================================================================
Shares Outstanding:
   Class A                                                            5,234,499
--------------------------------------------------------------------------------
   Class B                                                            5,748,436
--------------------------------------------------------------------------------
   Class C                                                              316,409
--------------------------------------------------------------------------------
   Class Z                                                              176,117
--------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                        $30.44
--------------------------------------------------------------------------------
   Class B*                                                              $29.76
--------------------------------------------------------------------------------
   Class C**                                                             $29.77
--------------------------------------------------------------------------------
   Class Z (and redemption price)                                        $30.46
--------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 5.26% of net asset value per share)             $32.04
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                         $   810,146
   Dividends                                                            165,805
--------------------------------------------------------------------------------
   Total Investment Income                                              975,951
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                         1,457,522
   Investment advisory fees (Note 2)                                  1,276,355
   Administration fees (Note 2)                                         464,129
   Shareholder and system servicing fees                                449,230
   Registration fees                                                     90,000
   Shareholder communications                                            72,000
   Audit and legal                                                       50,400
   Directors' fees                                                       50,000
   Custody                                                               40,000
   Other                                                                221,944
--------------------------------------------------------------------------------
   Total Expenses                                                     4,171,580
--------------------------------------------------------------------------------
Net Investment Loss                                                  (3,195,629)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                            252,991,730
     Cost of securities sold                                        231,031,531
--------------------------------------------------------------------------------
   Net Realized Gain                                                 21,960,199
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                               31,895,265
     End of year                                                    129,925,308
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           98,030,043
--------------------------------------------------------------------------------
Net Gain on Investments                                             119,990,242
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $116,794,613
================================================================================


                       See Notes to Financial Statements.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets              For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                           1995             1994
===================================================================================
OPERATIONS:
  Net investment loss                                 $ (3,195,629)   $ (2,749,410)
  Net realized gain (loss)                              21,960,199      (5,296,726)
  Increase in net unrealized appreciation
     (depreciation)                                     98,030,043      (3,369,494)
-----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations    116,794,613     (11,415,630)
-----------------------------------------------------------------------------------
DISTRIBUTION TO
SHAREHOLDERS FROM:
  Net realized gains                                    (7,592,812)             --
-----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions To Shareholders                       (7,592,812)             --
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                     237,931,179     228,288,055
  Net asset value of shares issued for
     reinvestment of dividends                           7,348,955              --
  Cost of shares reacquired                           (205,804,360)   (209,078,842)
-----------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                             39,475,774      19,209,213
-----------------------------------------------------------------------------------
Increase in Net Assets                                 148,677,575       7,793,583
NET ASSETS:
  Beginning of year                                    196,500,630     188,707,047
-----------------------------------------------------------------------------------
  End of year                                         $345,178,205    $196,500,630
===================================================================================


                       See Notes to Financial Statements.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Smith Barney Special Equities Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and four other separate investment portfolios: Smith Barney Government Securities Fund, Smith Barney Managed Growth Fund, Smith Barney Investment Grade Bond Fund and Smith Barney Growth Opportunity Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price were reported are valued at the bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) short-term securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) short-term investments and securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (e) dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) direct expenses are charged to each portfolio and each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT
        AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment advisor to the Fund. The Portfolio pays SBMFM an investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     In addition, The Boston Company Advisors, Inc. ("Boston Advisors"), an indirect wholly owned subsidiary of Mellon Bank Corporation, had entered into a sub-administration agreement with the Fund and SBMFM. SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of August 18, 1995, this relationship was terminated.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1995, SB received brokerage commissions of $11,052 and sales charges of approximately $347,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1995, CDSCs paid to SB were approximately:

                                                         Class B        Class C
================================================================================
CDSCs                                                   $379,000        $1,000
================================================================================

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Portfolio also pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets for each class, respectively. For the year ended December 31, 1995, total Distribution Plan fees incurred by the Portfolio were:

                                         Class A         Class B        Class C
================================================================================
Distribution Plan Fees                  $286,910       $1,135,911       $34,701
================================================================================

     All officers and one Director of the Fund are employees of SB.

     3. INVESTMENTS

     During the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
  Purchases                                                        $261,742,233
--------------------------------------------------------------------------------
  Sales                                                             252,991,730
================================================================================

     At December 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
  Gross unrealized appreciation                                    $134,056,607
  Gross unrealized depreciation                                      (4,610,121)
--------------------------------------------------------------------------------
  Net unrealized appreciation                                      $129,446,486
================================================================================

     4. REPURCHASE AGREEMENTS

     The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. CAPITAL SHARES

     At December 31, 1995, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     At December 31, 1995, total paid-in capital amounted to the following for each class:

                              Class A       Class B        Class C      Class Z
================================================================================
Total Paid-in Capital       $98,872,747   $98,223,631    $7,872,898   $4,974,295
================================================================================

     Transactions in shares of each class were as follows:

                                             Year Ended                    Year Ended
                                         December 31, 1995*             December 31, 1994
                                      ----------------------          ----------------------
                                       Shares         Amount           Shares          Amount
================================================================================================
Class A
Shares sold                         6,906,656     $158,758,785        6,100,691     $113,645,641
Shares issued on reinvestment         116,734        3,420,305               --               --
Shares redeemed                    (7,078,890)    (159,234,258)      (3,288,861)     (62,287,789)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)               (55,500)      $2,944,832        2,811,830      $51,357,852
================================================================================================
Class B
Shares sold                         2,715,135      $66,677,618        6,054,365     $113,219,270
Shares issued on reinvestment         128,647        3,689,606               --               --
Shares redeemed                    (2,085,066)     (45,134,660)      (7,958,837)    (146,720,375)
------------------------------------------------------------------------------------------------
Net Increase (Decrease)               758,716      $25,232,564       (1,904,472)    $(33,501,105)
================================================================================================
Class C
Shares sold                           296,498       $7,602,541           75,807       $1,423,144
Shares issued on reinvestment           5,282          151,484               --               --
Shares redeemed                       (66,546)      (1,429,942)          (3,844)         (70,678)
------------------------------------------------------------------------------------------------
Net Increase                          235,234       $6,324,083           71,963       $1,352,466
================================================================================================
Class Z
Shares sold                           173,310       $4,892,235               --               --
Shares issued on reinvestment           2,986           87,560               --               --
Shares redeemed                          (179)          (5,500)              --               --
------------------------------------------------------------------------------------------------
Net Increase                          176,117       $4,974,295               --               --
================================================================================================

* For Class Z shares, transactions are for the period from October 2, 1995 (inception date) to December 31, 1995.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

Class A Shares                                       1995          1994(1)        1993(1)     1992(2)
========================================================================================================
Net Asset Value, Beginning of Year                  $19.10          $20.23         $15.47      $14.13
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                (0.27)          (0.13)         (0.08)      (0.01)
  Net realized and unrealized gain (loss)            12.37           (1.00)          5.17        1.35
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  12.10           (1.13)          5.09        1.34
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                 (0.76)          --             (0.33)         --
--------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.76)          --             (0.33)         --
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $30.44          $19.10         $20.23      $15.47
--------------------------------------------------------------------------------------------------------
Total Return                                         63.48%          (5.59)%        32.90%       9.48%++
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $159,316        $101,052        $50,121        $195
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            1.43%           1.49%          1.67%       1.51%+
  Net investment loss                                (1.05)          (0.94)         (0.46)      (0.97)+
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                113%            123%           112%        211%
========================================================================================================
Average commissions paid on
  equity security transactions (3)                   $0.06              --             --          --
===========================================================================================================================


Class B Shares                                        1995         1994(1)        1993(1)          1992            1991
========================================================================================================================
Net Asset Value, Beginning of Year                  $18.82         $20.08          $15.47         $14.18          $9.82
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                                (0.37)         (0.27)          (0.20)         (0.26)         (0.07)
  Net realized and unrealized gain (loss)            12.07          (0.99)           5.14           1.55           4.46
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  11.70          (1.26)           4.94           1.29           4.39
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                 (0.76)         --              (0.33)         --             --
  Capital                                            --             --              --             --             (0.03)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.76)         --              (0.33)         --             (0.03)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $29.76         $18.82          $20.08         $15.47         $14.18
------------------------------------------------------------------------------------------------------------------------
Total Return                                         62.30%         (6.27)%         31.93%          9.10%         44.76%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $171,081        $93,920        $138,401        $78,130        $81,618
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                            2.04%          2.21%           2.34%          2.32%          2.31%
  Net investment loss                                (1.61)         (1.66)          (1.13)         (1.77)         (0.74)
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                113%           123%            112%           211%           379%
========================================================================================================================
Average commissions paid on
  equity security transactions (3)                   $0.06          --              --             --             --
========================================================================================================================


(1) The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed method did not accord with results of operations.

(2) For the period from November 6, 1992 (inception date) to December 31, 1992.

(3) New SEC disclosure guidelines require that average commissions per share be calculated and presented for the current year only. ++Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year:

                                                             Class C Shares             Class Z Shares
                                                   ------------------------------       --------------
                                                     1995        1994(1)    1993(1)(2)       1995(3)
======================================================================================================
Net Asset Value, Beginning of Year                 $18.82        $20.08      $22.62          $26.49
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                               (0.42)        (0.25)      (0.16)          (0.06)
  Net  realized and unrealized gain (loss)          12.13         (1.01)      (2.05)           4.79
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 11.71         (1.26)      (2.21)           4.73
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                (0.76)        --          (0.33)          (0.76)
-----------------------------------------------------------------------------------------------------
Total Distributions                                 (0.76)        --          (0.33)          (0.76)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $29.77        $18.82      $20.08          $30.46
-----------------------------------------------------------------------------------------------------
Total Return                                        62.35%        (6.27)%     (9.77)%++       17.95++
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                     $9,417        $1,528        $185          $5,364
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                           2.25%         2.15%       2.19%+          1.10%+
  Net investment loss                               (1.79)        (1.60)      (0.98)+         (0.86)+
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               113%          123%        112%            113%
=====================================================================================================
Average commissions paid on
  equity security transactions (4)                  $0.06         --          --              $0.06
=====================================================================================================

(1) The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed method did not accord with results of operations.

(2) For the period from October 18, 1993 (inception date) to December 31, 1993.

(3) For the period from October 2, 1995 (inception date) to December 31, 1995.

(4) New SEC disclosure guidelines require that average commissions per share be calculated and presented for the current year only. ++Total return is not annualized, as it may not be representative of the total return for the year.

+   Annualized.

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Investment Funds Inc.:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney statement of Special Equities Fund of Smith Barney Investment Funds Inc. as of December 31, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1994 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated February 10, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Smith Barney Special Equities Fund of Smith Barney Investment Funds as of December 31, 1995, and the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                        /s/ KPMG PEAT MARWICK LLP


New York, New York
February 16, 1996

Smith Barney Special Equities Fund
--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     Change in Independent Auditor: On October 20, 1995, based upon the recommendation of the Audit Committee of the Fund, the Board of Directors determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

     The amount of long-term capital gains paid by the Fund to its shareholders for the fiscal year ended December 31, 1995, was $7,592,812.

Smith Barney                                                        SMITH BARNEY
Special Equities                                                    ------------
Fund                                          A Member of Travelers Group [LOGO]

Directors
Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank G. Hubbard
Allan R. Johnson
Heath B. McLendon, Chairman
Ken Miller
John F. White

Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

George V. Novello
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


Investment Adviser
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Special Equities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.



Smith Barney
Special Equities Fund
388 Greenwich Street
New York, New York 10013


FD0313 2/96

                     A  N  N  U  A  L    R  E  P  O  R  T


1995
1995
1995
1995
1995

                                        [PHOTO APPEARS HERE]




                              Smith Barney
                              Managed Growth
                              Fund

                              ------------------------------------------

                              December 31, 1995



                      [LOGO]  Smith Barney Mutual Funds
                              Investing for your future.
                              Every day.

--------------------------------------------------------------------------------
Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------

Dear Shareholder:

We would like to extend a warm welcome to you as a shareholder in the Smith Barney Managed Growth Fund. We believe an important part of serving your investment needs is keeping you informed about the Fund. We are therefore pleased to provide the first annual report and audited financial statements for the period ended December 31, 1995. In this report, we outline our investment philosophy and current portfolio strategy. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

Smith Barney Managed Growth Fund began on June 30, 1995. After raising more than $440 million in the offering, the Fund was closed to give us a sufficient amount of time to identify and invest in companies we believe represent good long-term investment opportunities. In October 1995, Smith Barney Managed Growth Fund opened for a few days and attracted a significant amount of new assets. The Fund closed again and re-opened for good on January 8, 1996.

Many shareholders have asked why it took so long to invest the Fund's assets. When Smith Barney Managed Growth Fund began, the stock market was reaching new highs and heading higher. Because of the Fund's disciplined investment approach that focuses on out-of-favor companies trading at or near their 52-week price lows, it was difficult for us to find enough companies that fit our strictly defined parameters all at once. (A more detailed discussion of the Fund's investment approach can be found in the next section.) When the Fund started up, our primary goal was to position it to capitalize on future investment opportunities. We believe that goal has been achieved and we thank you for your patience during this time.

Fund's Investment Approach

We are contrarian investors by nature. We do not rely on technical analysis and do not attempt to time the market. We apply a disciplined valuation process for each company we evaluate. Our biggest consideration is the price of a stock. Second, we look for companies with a good franchise or a sustainable competitive advantage where it's unlikely competitors will make any inroads. Whereas most value investors look for companies with low price/earnings ratios (P/Es), other factors such as price-to-free-cash flow, price-to-book, market cap-to-sales and relative earnings multiples are generally more important considerations for us.

We look to buy companies that, for one reason or another, have fallen out of favor and are trading at or near their 52-week price lows. We favor companies with good franchises or ones that generate a lot of free cash flow. Then we try to ascertain where the downside protection has been historically and where these companies have bottomed out in prior troughs. Our approach is to evaluate companies as businesses as opposed to stock plays. Typically, our turnover rate is lower than many other mutual funds and we generally like to own a stock for at least two years.

In our view, out-of-favor stocks can offer upside potential without undue risk. There are many good companies in the market whose stock prices have been beaten down for no good reason. In addition, out-of-favor companies can often provide some degree of downside protection. Although no one can predict when a market downturn will occur, it has been our experience that many good companies who have already experienced a significant decrease in their stock price tend to hold up better in difficult markets.

Smith Barney Managed Growth Fund also employs a disciplined sell process.
When a mature company hits a specific price target, the stock is usually sold unless there is a compelling reason not to sell such as consolidation within an industry. We are generally more flexible with our selling price targets for young companies because they often have better long-term growth potential.

Portfolio Update

In 1995, both the equity and fixed income markets enjoyed banner years, making it a challenging year for the Fund's contrarian approach to investing. As of January 15, 1996, Smith Barney Managed Growth Fund was 79% invested in 77 companies, with 21% of its assets in cash. Since it began, the Fund has only sold two major positions and one small position in a new company.

We are pleased to report that some of the companies purchased by the Fund in July, August and September have performed well. When Smith Barney Managed Growth Fund began in July, the financial and technology sectors were the hottest areas of the stock market. However, over the last three months, the financial and technology sectors have since been the worst two sectors out of the eleven we measure on our baseline system. We would rather be early entering the out-of-favor sectors than to be late in getting into the market's hot sectors.

One stock that has been a good performer for the Smith Barney Managed Growth Fund was Helene Curtis, the first company purchased by the Fund and, as of this writing, the number-one performer on the New York Stock Exchange so far in 1996. This stock did not rise immediately which allowed us the opportunity to accumulate over 3% of the company's outstanding shares at very favorable prices.

The table below shows some of Smith Barney Managed Growth Fund's holdings as of January 15, 1996 broken down by sector and select companies:

                        Percentage
        Sector         of Portfolio                  Select Companies
---------------------  ------------  -------------------------------------------
Health Care Services       6.4%      Value Health, U.S. Healthcare, Quantum
                                     Health Resources
Oil                        6.4%      Amerada Hess, Pennzoil and Holly
                                     Corporation
Household Furnishings
& Appliances               5.8%      Maytag, Ethan Allen, Duracraft, and
                                     Sunbeam
Chemicals                  5.0%      Schulman Corp., and NCH
Retail                     4.2%      TBC Corp, Blair, and Strawbridge &
                                     Clothier
Publishing                 3.8%      McClatchy Newspapers
Electrical Equipment       3.5%      Lincoln Electric, Cherry Corporation, Union
                                     Switch & Signal
Food                       3.2%      Archer-Daniels, Dean Foods
Trucking                   2.6%      Yellow Corp., Frozen Food Express,
                                     Builders Transport
Textile                    2.4%      Russell, Haggar

Smith Barney Managed Growth Fund is currently underweighted in financial services (although some of these companies have performed poorly as of late) and has no exposure in regional banks, electric utilities, insurance companies, long-distance telephone companies or soft drinks. All of these industries have a relatively large representation in the broad market averages.

Market Outlook

Because of our disciplined, contrarian approach to investing, we never try to forecast the direction of the stock market. The most we can say about the future is that it will provide us with new out-of-favor companies to consider. At this time, we would like to thank you for your investment in Smith Barney Managed Growth Fund.

Sincerely,


/s/ Heath B. McLendon         /s/ Douglas Johnson

Heath B. McLendon             Douglas Johnson
Chairman and                  Vice President and
Chief Executive Officer       Investment Officer

January 15, 1996

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                        ---------------------
                        Beginning      End      Income    Capital Gain     Total
Period Ended            of Period   of Period  Dividends  Distributions  Returns(1)
-----------------------------------------------------------------------------------
Inception* - 12/31/95     $12.00      $12.03     $0.15        $0.00        1.53%+
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                        ---------------------
                        Beginning      End      Income    Capital Gain     Total
Period Ended            of Period   of Period  Dividends  Distributions  Returns(1)
-----------------------------------------------------------------------------------
Inception* - 12/31/95     $12.00      $12.02     $0.11        $0.00        1.16%+
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                        ---------------------
                        Beginning      End      Income    Capital Gain     Total
Period Ended            of Period   of Period  Dividends  Distributions  Returns(1)
-----------------------------------------------------------------------------------
Inception* - 12/31/95     $12.00      $12.03     $0.11        $0.00        1.16%+
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                        ---------------------
                        Beginning      End      Income    Capital Gain     Total
Period Ended            of Period   of Period  Dividends  Distributions  Returns(1)
-----------------------------------------------------------------------------------
Inception* - 12/31/95     $11.83      $12.03     $0.16        $0.00        3.06%+
-----------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Average Annual Total Return+
--------------------------------------------------------------------------------

                                           Without Sales Charge(1)
                                    -------------------------------------
                                    Class A   Class B   Class C   Class Z
-------------------------------------------------------------------------
Inception* through 12/31/95          1.53%     1.16%     1.16%     3.06%
-------------------------------------------------------------------------


                                             With Sales Charge(2)
                                    -------------------------------------
                                    Class A   Class B   Class C   Class Z
-------------------------------------------------------------------------
Inception* through 12/31/95         (3.54)%   (3.84)%    0.16%     3.06%
-------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

  * Inception date for Class A, B, and C shares is June 30, 1995. Inception date for Class Z shares is October 2, 1995.

  + Total return is not annualized, as it may not be representative of the total return for the year.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

               Growth of $10,000 Invested in Class A Shares of
                     the Smith Barney Managed Growth Fund
                       vs. Standard & Poor's 500 Index+
--------------------------------------------------------------------------------
                          June 1995 -- December 1995

                             [GRAPH APPEARS HERE]

                        Smith Barney/Managed       S&P 500
(Fiscal year Covered)       Growth Fund             Index
---------------------   --------------------       --------
Measurement PT -
 6/30/95                       $ 9,501             $ 10,000
 7/95                          $ 9,557             $ 10,331
 8/95                          $ 9,525             $ 10,357
 9/95                          $ 9,414             $ 10,794
10/95                          $ 9,066             $ 10,755
11/95                          $ 9,375             $ 11,226
12/95                          $ 9,670             $ 11,443


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on June 30, 1995, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the index include reinvestment of dividends. The index is unmanaged and it is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                               December 31, 1995
--------------------------------------------------------------------------------

Portfolio Breakdown

                           [PIE GRAPH APPEARS HERE]

U.S. Government and Agency Obligations - 19.5%
Healthcare & Drugs - 8.8%
Oil Products & Marketing - 7.4%
Retail-Specialty - 6.8%
Chemicals - 5.0%
Furniture/Home Products - 5.6%
Publishing/Printing - 3.8%
Food & Beverage - 3.2%
Electric - 3.0%
Building & Construction - 2.8%
Auto-Related - 2.7%
Iron/Steel - 2.6%
Truckers 2.6%
Transportation 2.4%
Mining/Metal - 2.2%
Repurchase Agreement - 1.1%
Other Common Stock 20.5%

Top Ten Holdings

                                           Percentage of
Company                                  Total Investments
----------------------------------------------------------
Federal Home Loan Bank (Bond)                  19.5%
Value Health Inc.                               2.7
A. Schulman Inc.                                2.5
U.S. Healthcare Inc.                            2.5
Amerada Hess Corp.                              2.3
Worthington Industries Inc.                     2.2
Century Telephone Enterprises Inc.              2.1
NCH Corp.                                       2.1
UST Inc.                                        2.1
Pennzoil Inc.                                   1.9
----------------------------------------------------------

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1995
--------------------------------------------------------------------------------

  SHARES                    SECURITY                                   VALUE
================================================================================
COMMON STOCKS -- 79.4%
Auto Related -- 2.7%
     515,000      Stant Corp.                                      $  5,021,250
     345,000      Stewart & Stevenson Services Inc.                   8,711,250
--------------------------------------------------------------------------------
                                                                     13,732,500
--------------------------------------------------------------------------------
Building and Construction -- 2.8%
     450,000      Cameron Ashley Building Products Inc.*              4,612,500
     425,000      Giant Cement Holdings Inc.*                         4,887,500
     200,000      Louisiana Pacific Corp.                             4,850,000
--------------------------------------------------------------------------------
                                                                     14,350,000
--------------------------------------------------------------------------------
Chemicals -- 5.0%
     575,000      A. Schulman Inc.                                   12,937,500
     139,600      Crompton & Knowles Corp.                            1,849,700
     188,000      NCH Corp.                                          10,857,000
--------------------------------------------------------------------------------
                                                                     25,644,200
--------------------------------------------------------------------------------
Commercial Services -- 0.2%
      52,000      Personnel Group of America Inc.*                      760,500
--------------------------------------------------------------------------------
Computer Software -- 1.8%
     250,000      Intersolv*                                          3,218,750
     225,000      Santa Cruz Operations Inc.*                         1,406,250
     350,000      Scitex Corp.                                        4,768,750
--------------------------------------------------------------------------------
                                                                      9,393,750
--------------------------------------------------------------------------------
Computers -- 1.4%
     200,000      Stratus Computer Inc.*                              6,925,000
--------------------------------------------------------------------------------
Cosmetics -- 1.9%
     308,800      Helene Curtis Industries                            9,765,800
--------------------------------------------------------------------------------
Electric -- 3.0%
     575,000      Cherry Corp., Class A Shares*                       5,606,250
      10,000      Cherry Corp., Class B Shares*                          95,000
     382,500      Lincoln Electric Co., Class A Shares                9,180,000
     125,000      Quality Semiconductor Inc.*                           703,125
--------------------------------------------------------------------------------
                                                                     15,584,375
--------------------------------------------------------------------------------
Environmental Control -- 0.7%
     250,000      Safety-Kleen Corp.                                  3,906,250
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

  SHARES                    SECURITY                                   VALUE
================================================================================
Financial Services -- 0.5%
     400,000      Phoenix Duff & Phelps Corp.                      $  2,750,000
--------------------------------------------------------------------------------
Food and Beverage -- 3.2%
     315,000      Archer-Daniel-Midland Co.                           5,670,000
     175,000      Dean Foods Co.                                      4,812,500
      93,000      Golden Enterprises Inc.                               755,625
     305,000      Lance Inc.                                          4,994,375
--------------------------------------------------------------------------------
                                                                     16,232,500
--------------------------------------------------------------------------------
Forest Products and Paper -- 1.0%
     375,000      Crown Vantage Inc.*                                 5,343,750
--------------------------------------------------------------------------------
Furniture/Home Product -- 5.6%
     800,000      Ekco Group Inc.                                     4,700,000
     354,700      Ethan Allen Interiors Inc.*                         7,227,013
     200,000      Forschner Group Inc.*                               2,475,000
     460,000      Maytag Corp.                                        9,315,000
     325,000      Sunbeam Corp.                                       4,956,250
--------------------------------------------------------------------------------
                                                                     28,673,263
--------------------------------------------------------------------------------
Healthcare and Drugs -- 8.8%
     110,000      Forest Labs Inc., Class A Shares*                   4,977,500
     205,000      Neuromedical Systems Inc.*                          4,125,625
     200,000      Perrigo Co.*                                        2,375,000
     730,000      Quantum Health Resources Inc.*                      7,163,125
     275,000      U.S. Healthcare Inc.                               12,787,500
     500,000      Value Health Inc.*                                 13,750,000
--------------------------------------------------------------------------------
                                                                     45,178,750
--------------------------------------------------------------------------------
Iron/Steel -- 2.6%
     200,000      Flex Steel Industries Inc.                          2,050,000
     535,000      Worthington Industries Inc.                        11,134,688
--------------------------------------------------------------------------------
                                                                     13,184,688
--------------------------------------------------------------------------------
Manufacturing -- 1.1%
     225,000      Duracraft Corp.*                                    5,653,125
      10,000      Lesco Inc.                                            150,000
--------------------------------------------------------------------------------
                                                                      5,803,125
--------------------------------------------------------------------------------
Manufactured Housing -- 0.7%
     180,000      Skyline Corp.                                       3,735,000
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

  SHARES                    SECURITY                                   VALUE
================================================================================
Mining/Metals -- 2.2%
     300,000      Ashland Coal Inc.                                $  6,412,500
     150,000      Trinity Industries Inc.                             4,725,000
--------------------------------------------------------------------------------
                                                                     11,137,500
--------------------------------------------------------------------------------
Office Equipment and Supplies -- 0.6%
     171,300      Hunt Manufacturing Co.                              2,976,337
--------------------------------------------------------------------------------
Oil Products and Marketing -- 7.4%
     225,000      Amerada Hess Corp.                                 11,925,000
     260,000      J. Ray McDermott, S.A.*                             4,647,500
     300,000      Holly Corp.                                         6,787,500
     232,200      Pennzoil Co.                                        9,810,450
      51,500      RPC Inc.*                                             469,937
     356,000      Wiser Oil Co.                                       4,272,000
--------------------------------------------------------------------------------
                                                                     37,912,387
--------------------------------------------------------------------------------
Publishing/Printing -- 3.8%
     125,000      Houghton Mifflin Co.                                5,375,000
     370,000      McClatchy Newspapers Inc., Class A Shares           8,463,750
       1,500      New York Times Co., Class A Shares                     44,438
     336,400      Torstar Corp., Class B Shares                       5,672,850
--------------------------------------------------------------------------------
                                                                     19,556,038
--------------------------------------------------------------------------------
Railroad Equipment -- 1.1%
     225,000      Brenco Inc.                                         2,306,250
     480,000      Union Switch & Signal Inc.*                         3,120,000
--------------------------------------------------------------------------------
                                                                      5,426,250
--------------------------------------------------------------------------------
Retail-General Merchandising -- 1.4%
      30,500      Amway Asia Pacific Ltd.                             1,086,562
     250,000      Strawbridge & Clothier, Class A Shares              6,000,000
--------------------------------------------------------------------------------
                                                                      7,086,562
--------------------------------------------------------------------------------
Retail-Specialty -- 6.8%
     410,000      Armor All Products Corp.                            7,431,250
     492,000      Bell Microproducts Inc.*                            3,567,000
     230,000      Blair Corp.                                         7,273,750
   1,000,000      TBC Corp.*                                          8,625,000
   1,020,000      Stride Rite Corp.                                   7,650,000
--------------------------------------------------------------------------------
                                                                     34,547,000
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------

  SHARES                    SECURITY                                   VALUE
================================================================================
Specialized Services -- 1.5%
     350,000      Rollins Inc.                                     $  7,743,750
--------------------------------------------------------------------------------
Telephone -- 2.1%
     342,900      Century Telephone Enterprises Inc.                 10,887,075
--------------------------------------------------------------------------------
Textile -- 2.4%
     295,000      Haggar Corp.                                        5,310,000
     255,000      Russell Corp.                                       7,076,250
--------------------------------------------------------------------------------
                                                                     12,386,250
--------------------------------------------------------------------------------
Tobacco -- 2.1%
     320,000      UST Inc.                                           10,680,000
--------------------------------------------------------------------------------
Transportation -- 2.4%
     250,000      Airborne Freight Corp.                              6,656,250
      10,000      Offshore Logistics Inc.*                              126,250
     174,200      Pittston Services Group                             5,465,525
--------------------------------------------------------------------------------
                                                                     12,248,025
--------------------------------------------------------------------------------
Truckers -- 2.6%
     315,000      Builders Transport Inc.*                            2,401,875
     450,000      Frozen Foods Express Industries, Inc.               3,937,500
     570,000      Yellow Corp.*                                       7,053,750
--------------------------------------------------------------------------------
                                                                     13,393,125
--------------------------------------------------------------------------------
                  TOTAL COMMON STOCKS
                  (Cost -- $393,886,298)                            406,943,750
================================================================================
   FACE
  AMOUNT                    SECURITY                                   VALUE
================================================================================
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 19.5%
$100,000,000      Federal Home Loan Bank, 5.750% due 1/2/96
                  (Cost -- $99,984,028)                              99,984,028
================================================================================
REPURCHASE AGREEMENT--1.1%
   5,401,000      Chemical Securities, Inc., 5.80% due 1/2/96;
                  Proceeds at maturity -- $5,404,480;
                  (Fully collateralized by U.S. Treasury Notes,
                  6.125% due 5/31/97; Market value -- $5,509,162)
                  (Cost -- $5,401,000)                               5,401,000
================================================================================
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $499,271,326)++                        $512,328,778
================================================================================
*  Non-income producing security.
++ Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Schedule of Assets and Liabilities                             December 31, 1995
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $499,271,326)                     $512,328,778
  Cash                                                                      603
  Receivable for Fund shares sold                                     1,701,567
  Dividends and interest receivable                                     356,110
  Other assets                                                          198,348
--------------------------------------------------------------------------------
  Total Assets                                                      514,585,406
--------------------------------------------------------------------------------
LIABILITIES:
  Management fees payable                                               381,070
  Payable for securities purchased                                      343,750
  Distribution fees payable                                             319,386
  Payable for Fund shares purchased                                     256,976
  Dividends payable                                                     140,790
  Accrued expenses                                                       86,891
--------------------------------------------------------------------------------
  Total Liabilities                                                   1,528,863
--------------------------------------------------------------------------------
Total Net Assets                                                   $513,056,543
================================================================================
NET ASSETS:
  Par value of capital shares                                      $     42,665
  Capital paid in excess of par value                               510,860,398
  Undistributed net investment income                                    59,723
  Accumulated net realized loss on security transactions            (10,963,695)
  Net unrealized appreciation of investments                         13,057,452
--------------------------------------------------------------------------------
Total Net Assets                                                   $513,056,543
================================================================================
Shares Outstanding:
  Class A                                                            13,345,672
  Class B                                                            24,948,202
  Class C                                                             3,536,103
  Class Z                                                               834,527

Net Asset Value:
  Class A (and redemption price)                                         $12.03
  Class B *                                                              $12.02
  Class C **                                                             $12.03
  Class Z (and redemption price)                                         $12.03

Class A Maximum Public Offering Price Per Share
  (net asset value plus 5.26% of net asset value per share)              $12.66
================================================================================
 * Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Statement of Operations               For the Period Ended December 31, 1995 (a)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                          $ 7,084,425
  Dividends                                                           2,222,287
--------------------------------------------------------------------------------
  Total Investment Income                                             9,306,712
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                            2,022,754
  Distribution fees (Note 2)                                          1,786,128
  Shareholder and system servicing fees                                  80,345
  Registration fees                                                      50,875
  Shareholder communications                                             35,520
  Custody                                                                24,235
  Audit and legal                                                         7,215
  Directors' fees                                                         5,550
  Other                                                                   3,515
--------------------------------------------------------------------------------
  Total Expenses                                                      4,016,137
--------------------------------------------------------------------------------
Net Investment Income                                                 5,290,575
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
  Realized Loss From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                              16,839,080
    Cost of securities sold                                          27,802,775
--------------------------------------------------------------------------------
  Net Realized Loss                                                 (10,963,695)
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                                      --
    End of period                                                    13,057,452
--------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                            13,057,452
--------------------------------------------------------------------------------
Net Gain on Investments                                               2,093,757
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $7,384,332
================================================================================
(a) For the period from June 30, 1995 (commencement of operations) to December 31, 1995.

                      See Notes to Financial Statements.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
For the Period Ended December 31, 1995(a)

OPERATIONS:
  Net investment income                                            $  5,290,575
  Net realized loss                                                 (10,963,695)
  Increase in net unrealized appreciation                            13,057,452
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              7,384,332
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (5,230,852)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                    (5,230,852)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                  521,385,582
  Net asset value of shares issued
    for reinvestment of dividends                                     5,090,062
  Cost of shares reacquired                                         (15,572,581)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                                         510,903,063
--------------------------------------------------------------------------------
Increase in Net Assets                                              513,056,543

NET ASSETS:
  Beginning of period                                                        --
--------------------------------------------------------------------------------
  End of period*                                                   $513,056,543
================================================================================
* Includes undistributed net investment income of:                      $59,723
================================================================================
(a) For the period from June 30, 1995 (commencement of operations) to December 31, 1995.

                      See Notes to Financial Statements.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

    1. Significant Accounting Policies

    The Smith Barney Managed Growth Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and four other separate investment portfolios: Smith Barney Government Securities Fund, Smith Barney Special Equities Fund, Smith Barney Investment Grade Bond Fund and Smith Barney Growth Opportunity Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

    The significant accounting policies consistently followed by the Portfolio are: (a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) short-term securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) short-term investments and securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (e) dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) direct expenses are charged to each portfolio and each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (h) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications were made to the Portfolio's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

were not affect by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

    2. Management Agreement and Other Transactions

    Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The Portfolio pays SBMFM a management fee calculated at an annual rate of 0.85% of the average daily net assets. This fee is calculated daily and paid monthly.

    Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the period ended December 31, 1995, SB received brokerage commissions of $140,970 and sales charges of approximately $5.4 million on sales of the Portfolio's Class A shares.

    There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the period ended December 31, 1995, CDSCs paid to SB were:

                                     Class B     Class C
========================================================
CDSCs                               $174,000     $10,000
========================================================

    Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the period ended December 31, 1995, total Distribution Plan fees incurred were:

                          Class A    Class B     Class C
========================================================
Distribution Plan Fees   $189,955   $1,407,495  $188,678
========================================================

    All officers and one Director of the Fund are employees of SB.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

    3. Investments

    During the period ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

========================================================
Purchases                                   $421,689,073
--------------------------------------------------------
Sales                                         16,839,080
========================================================

    At December 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were approximately as follows:

========================================================
Gross unrealized appreciation                $31,289,997
Gross unrealized depreciation                (18,232,545)
--------------------------------------------------------
Net unrealized appreciation                  $13,057,452
========================================================

    4. Capital Loss Carryforward

    At December 31, 1995, the Portfolio had, for Federal tax purposes, approximately $10,877,000 of unused capital loss carryforwards available to offset future capital gains through December 31, 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

    5. Repurchase Agreements

    The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

    6. Capital Shares

    At December 31, 1995, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

    At December 31, 1995, total paid-in capital amounted to the following for each class:


                          Class A       Class B       Class C      Class Z
===========================================================================
Total Paid-in Capital   $159,900,512  $298,858,374  $42,327,076  $9,817,101
===========================================================================

    Transactions in shares of each class were as follows:

                                                         Period Ended
                                                       December 31, 1995
                                                -----------------------------
                                                   Shares           Amount
=============================================================================
Class A*
Shares sold                                      13,774,175      $164,959,840
Shares issued on reinvestment                       162,519         1,955,093
Shares redeemed                                    (591,022)       (7,014,421)
-----------------------------------------------------------------------------
Net Increase                                     13,345,672      $159,900,512
=============================================================================
Class B*
Shares sold                                      25,291,425      $302,851,281
Shares issued on reinvestment                       219,534         2,640,980
Shares redeemed                                    (562,757)       (6,633,887)
-----------------------------------------------------------------------------
Net Increase                                     24,948,202      $298,858,374
=============================================================================
Class C*
Shares sold                                       3,667,471      $ 43,872,257
Shares issued on reinvestment                        31,113           374,292
Shares redeemed                                    (162,481)       (1,919,473)
-----------------------------------------------------------------------------
Net Increase                                      3,536,103      $ 42,327,076
=============================================================================
Class Z**
Shares sold                                         824,984      $  9,702,204
Shares issued on reinvestment                         9,950           119,697
Shares redeemed                                        (407)           (4,800)
-----------------------------------------------------------------------------
Net Increase                                        834,527      $  9,817,101
=============================================================================

 * Transactions are for the period from June 30, 1995 (inception date) to December 31, 1995.
** Transactions are for the period from October 2, 1995 (inception date) to December 31, 1995.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout the period:

                                        Class A(1)  Class B(1)  Class C(1)  Class Z(2)
======================================================================================
Net Asset Value, Beginning of Period      $12.00      $12.00      $12.00      $11.83
--------------------------------------------------------------------------------------
Income From Operations:
  Net investment income                     0.16        0.11        0.11        0.04
  Net realized and unrealized gain          0.02        0.02        0.03        0.32
--------------------------------------------------------------------------------------
Total Income From Operations                0.18        0.13        0.14        0.36
--------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (0.15)      (0.11)      (0.11)      (0.16)
--------------------------------------------------------------------------------------
Total Distributions                        (0.15)      (0.11)      (0.11)      (0.16)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period            $12.03      $12.02      $12.03      $12.03
--------------------------------------------------------------------------------------
Total Return++                              1.53%       1.16%       1.16%       3.06%
--------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $160,487    $300,000     $42,530     $10,040
--------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                  1.19%       1.94%       1.91%       0.90%
  Net investment income                     2.74        1.99        2.02        2.30
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                        6%          6%          6%          6%
======================================================================================
Average commissions paid on
 equity security transactions              $0.06       $0.06       $0.06       $0.06
======================================================================================

(1) For the period from June 30, 1995 (inception date) to December 31, 1995.
(2) For the period from October 2, 1995 (inception date) to December 31, 1995. ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

Smith Barney Managed Growth Fund
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------
The Shareholders and Board of Directors of
Smith Barney Investment Funds Inc.:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Managed Growth Fund of Smith Barney Investment Funds Inc. as of December 31, 1995, the related statements of operations, changes in net assets and financial highlights for the period from June 30, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Managed Growth Fund of Smith Barney Investment Funds Inc. as of December 31, 1995, the results of its operations, changes in its net assets and its financial highlights for the period from June 30, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.


                                   /s/ KPMG Peat Marwick LLP

New York, New York
February 16, 1996

Smith Barney
Managed Growth
Fund

DIRECTORS
Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Allan R. Johnson
Frank G. Hubbard
Heath B. McLendon, Chairman
Ken Miller
John F. White

OFFICERS
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Doug Johnson
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

SMITH BARNEY
------------
A Member of TravelersGroup [LOGO]

INVESTMENT ADVISER
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
PNC Bank

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Managed Growth Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

SMITH BARNEY
MANAGED GROWTH
FUND
388 Greenwich Street
New York, New York 10013


                                 FD01070 2/96

ANNUAL REPORT


1995
1995
1995
1995
1995
                            [GRAPHIC APPEARS HERE]

Smith Barney
Growth
Opportunity
Fund
-----------------------------
December 31, 1995


[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

Smith Barney Growth Opportunity Fund

DEAR SHAREHOLDER:

We would like to extend a warm welcome to you as a shareholder in Smith Barney Growth Opportunity Fund. We believe an important part of serving your investment needs is keeping you informed about the Fund. We are therefore pleased to provide the first annual report and audited financial statements for the period ended December 31, 1995. In this report, we outline our investment philosophy and current portfolio strategy. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

FUND'S INVESTMENT APPROACH

Smith Barney Growth Opportunity Fund employs a varied and eclectic investment approach that combines the philosophy of a Warren Buffett (who currently owns roughly 30 stocks of outstanding companies) and a Peter Lynch (who owned 1,500 stocks and believed the universe of investment opportunities is more expansive). As of December 31, 1995, the Fund owned roughly 150 stocks spread across a number of companies and industries and the size of its investment universe lies somewhere in between Buffett's and Lynch's. Both of these renowned investors said, "never time the market." Instead, Buffet and Lynch advise you look for good companies at good prices and own them for the long term.

Smith Barney Growth Opportunity Fund does not make investment decisions based on market timing or predictions about the market. The Fund takes an opportunistic approach utilizing the strengths of different traditional disciplines such as value, growth, large capitalization stock and small capitalization stock investing. The Fund's investment management team are long-term investors who emphasize strong, hands-on research. They visit hundreds of companies each year and meet regularly with their managements to understand a company's business and industry, identify outstanding managements and target promising long-term investment opportunities. Because of our eclectic investment approach, Smith Barney Growth Opportunity Fund defies easy categorization.

Although we never predict the market, we still monitor market conditions closely to look for warning signs that may lead us to make changes in the portfolio. For example, if interest rates are going down, we invest in financial company stocks because the cost of money is their most important variable. If the economy is doing well and interest rates are rising, we would invest in cyclical companies whose fortunes are tied to the economy. Conversely, when interest rates are going down, we would generally not invest in cyclical companies.

Another distinguishing feature of the Fund's investment approach is that it looks for long-term investment opportunities based on themes versus how much is invested in a particular sector such as technology or consumer. Smith Barney Growth Opportunity Fund invests in many companies where managements own a significant amount of stock. In addition, the Fund looks for companies that may be beneficiaries of a significant change in governmental regulations.

A LOOK BACK AT 1995

We were extremely bullish in 1995 for a number of reasons. This was the third-year of the Presidential four-year term cycle and that has historically been the best-performing year for the stock market. However, the most important reason why we were bullish in 1995 was declining interest rates. The Federal Reserve started to cut interest rates in February 1995 and that was a very strong buy signal for us. The year 1995 ended on a positive note as the Federal Reserve again lowered short-term rates at their last meeting held in December 1995. Because of slower economic growth and fairly benign inflation, 1995 was one of the best years ever for both the equity and fixed income markets. The strong performance of the stock market had no effect on the Fund's eclectic investment strategy.

MARKET OUTLOOK

In our view, the current budget disagreement in Washington, D.C. is not really a relevant factor for the stock market. As long as the economy does not enter a significant recession, we remain bullish on the market. In some ways, our view is not as conventional as many other investment managers.

Yet, we think the most important factor influencing the economy is interest rates. As long as interest rates remain at their current levels, the economy should grow slowly. However, because of the Presidential election later this year, we believe the economy will improve and interest rates may rise moderately.

PORTFOLIO UPDATE

Smith Barney Growth Opportunity Fund owns three cable companies because we believe the telecommunications bill, which is favorable to their interests, will eventually pass. In our view, what is driving these cable stocks is not the condition of the market or economy, but proposed changes in governmental regulation.

Over the coming year, we will look more closely at cyclical companies because we believe we have seen the last of declining interest rates. During the period covered by this report, the Fund's largest areas of investment were:

1)  Media industry

2) Restructuring corporations (i.e., cyclical or industrial companies where there is the likelihood of a major corporate event taking place such as the sales of a division)

3)  Medical industry

4)  Small-capitalization growth stocks

5)  Financial services organizations

At this time, we would like to thank you for your investment in Smith Barney Growth Opportunity Fund and appreciate your continued support.

Sincerely,

/s/ Heath B. McLendon                       /s/ Harvey Eisen

Heath B. McLendon                           Harvey Eisen
Chairman and                                Senior Vice President
Chief Executive Officer                     Investments

January 15, 1996

Smith Barney Growth Opportunity Fund


Historical Performance -- Class A Shares
----------------------------------------
                                Net Asset Value
                          --------------------------
                           Beginning        End       Income         Capital Gain        Total
Period Ended               of Period     of Period   Dividends      Distributions     Returns/(1)/
Inception* - 12/31/95       $13.36         $14.31       $0.02           $0.93            14.61%+


Historical Performance -- Class B Shares
----------------------------------------
                                 Net Asset Value
                          --------------------------
                           Beginning        End       Income         Capital Gain        Total
Period Ended               of Period     of Period   Dividends      Distributions     Returns/(1)/
Inception* - 12/31/95       $13.36         $14.27       $0.00           $0.93            14.15%+


Historical Performance -- Class C Shares
----------------------------------------
                                 Net Asset Value
                          --------------------------
                           Beginning        End       Income         Capital Gain        Total
Period Ended               of Period     of Period   Dividends      Distributions     Returns/(1)/
Inception* - 12/31/95       $14.05         $14.29       $0.00           $0.93             8.69%+


It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Return++
----------------------------------------

                                              Without Sales Charge /(1)/
                                         ------------------------------------
                                         Class A         Class B      Class C
Six Months Ended 12/31/95                 14.61%          14.15%        N/A
Year Ended 12/31/95                       30.92           29.90         N/A
Inception* through 12/31/95               18.33           17.84        8.69%

                                                With Sales Charge /(2)/
                                         ------------------------------------
                                         Class A         Class B      Class C
Six Months Ended 12/31/95                  8.91%           9.15%        N/A
Year Ended 12/31/95                       24.36           24.90         N/A
Inception* through 12/31/95               14.75           15.67        7.69%

Smith Barney Growth Opportunity Fund

Cumulative Total Return++
--------------------------------------------------------------------------------

                                                     Without Sales Charge /(1)/
                                                     --------------------------
Class A (May 3, 1994 through 12/31/95)                         32.36%

Class B (May 3, 1994 through 12/31/95)                         31.44

Class C (Inception* through 12/31/95)                           8.69

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception date for Class A and B shares is July 3, 1995. Inception date for Class C shares is August 8, 1995.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Performance calculations include the historical return information related to the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust for the period from May 3, 1994 through June 30, 1995.

Smith Barney Growth Opportunity Fund

Historical Performance (unaudited)
--------------------------------------------------------------------------------

                Growth of $10,000 Invested in Class A Shares of
                   the Smith Barney Growth Opportunity Fund
                            vs. Russell 2000 Index+
--------------------------------------------------------------------------------

                           May 1994 -- December 1995

                             [CHART APPEARS HERE]

+Hypothetical illustration of $10,000 invested in Class A shares on May 3, 1994
 (inception of Common Sense II Aggressive Opportunity Fund of the Common Sense Trust ("Common Sense")), assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. (Performance calculations include the historical return information related to Common Sense for the period from May 3, 1994 through June 30, 1995). The Russell 2000 Index is comprised of 2,000 of the largest capitalized U.S. domiciled companies whose common stock is traded on either the New York, American or NASDAQ stock exchanges. The index is unmanaged and it is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Growth Opportunity Fund

Portfolio Highlights (unaudited)                               December 31, 1995
--------------------------------------------------------------------------------
Portfolio Breakdown
                             [CHART APPEARS HERE]

Financial Services                                                   14.2%
Broadcast Radio & Television                                          6.0%
Pharmaceuticals                                                       5.7%
Telecommunications                                                    5.6%
Medical                                                               4.3%
Electrical Equipment                                                  4.1%
Technology                                                            4.5%
Electronics                                                           3.5%
Machinery                                                             3.3%
Commercial Service                                                    3.2%
Repurchase Agreement                                                 11.9%
Other Common Stocks, Preferred Convertible Stock and
 Convertible Bonds                                                   33.7%


Top Ten Common Stock Holdings

                                                               Percentage of
                                                             Total Investments
                                                             -----------------
Thermo Electron Corp.                                              3.3%
Ideon Group Inc.                                                   2.8
Minnesota Mining & Manufacturing Co.                               2.4
General Electric Co.                                               2.1
Data Broadcasting Corp.                                            1.8
American Stores Co.                                                1.7
Honeywell Inc.                                                     1.7
Allergan Inc.                                                      1.6
Foremost Corporation of American Co.                               1.5
American International Group Inc.                                  1.5

Smith Barney Growth Opportunity Fund

Schedule of Investments                                        December 31, 1995
--------------------------------------------------------------------------------

 SHARES                    SECURITY                         VALUE
===================================================================
COMMON STOCKS - 86.9%

Advertising -- 0.9%
 31,000     Advo Inc.                                    $  806,000
                                                         ----------
Aerospace Defense -- 1.3%
  7,000     Alliant Techsystems Inc.*                       354,375
  7,500     General Motors Corp., Class H Shares            368,438
 60,000     Power Control Technologies Inc.*                487,500
                                                         ----------
                                                          1,210,313
                                                         ----------
Auto & Trucks -- 0.5%
 18,000     Ford Motor Co.                                  522,000
                                                         ----------
Auto Parts Replacement -- 0.3%
 15,000     Federal Mogul Corp.                             294,375
                                                         ----------
Beverages -- 0.1%
  2,500     Glacier Water Services Inc.*                     46,563
                                                         ----------
Biotechnology -- 0.3%
 25,500     Cell Genesys Inc.*                              255,000
  7,500     Neurex Corp.*                                    68,438
                                                         ----------
                                                            323,438
                                                         ----------
Broadcast Radio and Television -- 6.0%
 23,500     Cablevision Systems Corp.*                    1,274,875
126,000     Home Shopping Network Inc.*                   1,134,000
 46,000     Jacor Communications Inc.*                      805,000
 25,000     New World Communications Group Inc.*            437,500
 60,000     Tele-Communications Inc.                      1,192,500
15,000      Tele-Communications Liberty Media,              403,125
            Class A Shares*
25,000      U.S. West Media Group Inc.*                     475,000
                                                          ---------
                                                          5,722,000
                                                          ---------
Chemicals -- 1.6%
 16,000     Olin Corp.                                    1,188,000
 16,500     Scotts Co.*                                     327,938
                                                          ---------
                                                          1,515,938
                                                          ---------
Commercial Services -- 3.2%
260,000     Ideon Group Inc.                              2,632,500
 25,000     Sotheby's Holdings Inc.                         356,250
  5,000     Vallen Corp.*                                    98,125
                                                          ---------
                                                          3,086,875
                                                          ---------

                         See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund

Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------


 SHARES                    SECURITY                         VALUE
===================================================================
Computers -- 2.9%
 12,500     Apple Computer Inc.                          $  398,437
  9,500     Auspex Systems Inc.*                            173,375
 15,000     Crosscomm Corp.*                                170,625
 22,500     Key Tronic Corp.*                               188,438
 12,000     Microkey Communications                          26,394
            Systems Inc.*
 70,000     Multi-Corp Inc.*                                301,875
  5,200     Phoenix Technologies Ltd., Co.*                  81,900
 25,000     Pyxis Corp.*                                    365,625
 10,000     Stac Inc.*                                      143,750
 10,000     Standard Microsystems Co.*                      165,000
 31,290     Storage Technology Corp.*                       747,048
                                                         ----------
                                                          2,762,467
                                                         ----------
Computer Software -- 0.3%
  5,000     Banyan Systems Inc.*                             51,250
  7,500     Centennial Technologies Inc.*                   141,562
  6,000     Interleaf Inc.*                                  60,750
                                                         ----------
                                                            253,562
                                                         ----------
Cosmetics -- 0.4%
 17,500     Herbalife International Inc.                    150,938
 35,000     Playtex Products Inc.*                          262,500
                                                         ----------
                                                            413,438
                                                         ----------
Distribution/Wholesale -- 0.1%
 18,000     Handleman Co.                                   103,500
                                                         ----------
Electrical Equipment -- 4.1%
 25,000     American Superconductor Corp.*                  362,500
  8,500     Anixter International Inc.*                     158,312
 32,500     Honeywell Inc.                                1,580,312
  6,000     Premier Industrial Corp.                        147,000
 12,500     Raychem Corp.                                   710,938
 55,000     Westinghouse Electric Corp.                     907,500
                                                         ----------
                                                          3,866,562
                                                         ----------
Electronics -- 3.5%
150,000     Ampex Corp.*                                    600,000
 35,000     Chyron Corp.*                                    96,250
  4,000     Franklin Electric Publishers Inc.*              118,000

 27,500     General Electric Co.                          1,980,000
 50,400     Kollmorgen Corp.                                554,400
                                                         ----------
                                                          3,348,650
                                                         ----------

                   See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund

Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------


 SHARES                    SECURITY                         VALUE
====================================================================
Energy -- 1.7%
 48,500     Global Marine Inc.*                          $   424,375
 18,500     Lufkin Industries Inc.                           418,563
 13,000     Triton Energy Corp.                              745,875
                                                         -----------
                                                           1,588,813
                                                         -----------
Entertainment -- 2.9%
 71,500     American Classic Voyager Co.                     777,562
 47,500     Cinar Films Inc.*                                718,436
 12,500     Discovery Zone Inc.*                              39,062
 31,000     Gaylord Entertainment Co.                        860,250
 12,500     Hollywood Park Inc.*                             125,781
 25,000     National Gaming Corp.*                           296,875
                                                         -----------
                                                           2,817,966
                                                         -----------
Financial Services -- 14.2%
  8,000     Alexander & Alexander Services Inc.              152,000
 15,000     American International Group Inc.              1,387,500
 20,000     Banca Quadrum, S.A.*                             102,500
 20,000     Capital One Financial Corp.                      477,500
 37,200     Capsure Holdings Corp.*                          655,650
137,500     Data Broadcasting Corp.                        1,701,562
  9,000     Dauphin Deposit Corp.                            258,750
 25,000     First Security Corp.                             962,500
 27,500     Foremost Corporation of America Co.            1,395,624
  5,000     General Reinsurance Corp.                        775,000
 32,500     Long Island Bancorp Inc.                         857,188
 12,500     Oppenheimer Capital, L.P.                        348,438
  5,000     Paul Revere Corp.                                103,750
 18,500     Roosevelt Financial Group Inc.                   358,438
 22,500     Salomon Inc.                                     798,750
 15,000     Student Loan Marketing Association               988,125
 22,500     TIG Holdings Inc.                                641,250
 22,500     Union Planters Corp.                             717,188
 20,000     United Asset Management Corp.                    767,500
                                                         -----------
                                                          13,449,213
                                                         -----------
Food and Beverage -- 2.3%
 20,000     Dole Food Co.                                    700,000
  2,500     General Mills Inc.                               144,375
 30,000     Quality Food Centers Inc.                        660,000
 20,000     Seagram Company, Ltd.                            692,500
                                                         -----------
                                                           2,196,875
                                                         -----------
                  See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund

Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------


 SHARES                    SECURITY                         VALUE
====================================================================
Furniture -- 0.5%
 23,500     Heilig Meyers Co.                            $  431,813
                                                         ----------
Hotels -- 0.3%
  5,000     Hilton Hotels Corp.                             307,500
                                                         ----------
Insurance -- 0.1%
 15,000     Reliance Group Holdings Inc.                    129,375
                                                         ----------
Leisure Time -- 1.1%
 77,500     Bell Sports Corp.*                              620,000
 15,000     Harley Davidson Inc.                            431,250
                                                         ----------
                                                          1,051,250
                                                         ----------
Machinery -- 3.3%
 60,000     Thermo Electron Corp.                         3,120,000
                                                         ----------
Manufactured Consumer and Industrial Products -- 0.1%
  5,000     Leggett & Platt Inc.                            121,250
                                                         ----------
Media -- 0.5%
 32,500     Media Fund Inc.                                 483,438
                                                         ----------
Medical -- 4.3%
 69,500     Amsco International Inc.*                     1,033,812
 34,000     Beverly Enterprises Inc.*                       361,250
 28,500     Comram Healthcare Corp.*                        124,687
  5,000     Dentsply International Inc.                     200,000
 45,000     North American Biologicals Inc.*                483,750
 87,500     Quidel Corp.*                                   623,438
 23,698     Ramsay Managed Care Inc.*                        47,396
 10,000     Thermo Cardiosystems Inc.*                      772,500
 12,500     Vivus Inc.*                                     390,625
                                                         ----------
                                                          4,037,458
                                                         ----------

Mining -- 0.3%
325,000     Campbell Resources Inc.*                        325,000
                                                         ----------
Oil/Gas -- 1.5%
 12,500     Amerada Hess Corp.                              662,500
 10,500     Box Energy Corp.*                                90,563
 25,000     Parker Drilling Co.*                            153,125
 52,800     Plains Resources Inc.*                          475,200
                                                          1,381,388
                                                         ----------

                      See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund

Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------


 SHARES                    SECURITY                         VALUE
====================================================================
Oil Energy Services -- 0.1%
  7,000     Pool Energy Services Co.*                    $   66,500
                                                         ----------
Pharmaceuticals -- 5.7%
    315 Allergan Ligand Retinoid Therapeutics Inc.*           5,591
 47,000 Allergan Inc.                                     1,527,500
  8,500 Biochem Pharma, Inc.*                               341,063
 45,000 FoxMeyer Health Corp.*                            1,203,750
 50,000 Imclone Systems Inc.*                               381,250
 36,500 Ivax Corp.                                        1,040,250
 35,000 Perrigo Co.*                                        415,624
 10,000 Teva Pharmaceutical Industries Ltd.                 463,750
                                                          5,378,778
                                                         ----------
Publishing -- 0.9%
 50,000 Big Flower Press Holdings Inc.*                     775,000
  4,000 Western Publishing Group Inc.*                       31,500
                                                            806,500
                                                         ----------
Raw and Intermediate Materials -- 1.0%
 34,000 Addington Resources Inc.*                           497,250
 36,500 Giant Group Ltd.*                                   333,063
 15,000 Repap Enterprises Inc.*                              66,563
                                                            896,876
                                                         ----------
Real Estate -- 0.1%
  6,666 Castle & Cooke Inc.*                                111,667
                                                         ----------
Real Estate Investment Trust -- 2.5%
 50,000 Manufactured Home Communities Inc.                  875,000
 25,000 Prime Residential Inc.                              453,125
 22,000 Real Estate Investment Trust of California          437,250
 20,000 Starwood Lodging Trust                              595,000
                                                          2,360,375
                                                         ----------
Restaurants -- 0.9%
198,700 Sizzler International Inc.                          844,475
                                                         ----------
Retail -- 2.6%
 40,200 Arbor Drugs Inc.                                    844,200
 22,100 Intertan Inc.*                                      160,225
 35,000 Lillian Vernon Corp.                                468,124
  7,500 Neiman Marcus Group Inc.                            176,250
                                                         ----------

                      See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund
Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------


 SHARES                    SECURITY                         VALUE
====================================================================
Retail -- 2.6% (continued)
 48,800     Right Start Inc.*                            $  240,950
 56,500     Shopko Stores Inc.                            2,525,374
                                                         ----------
Retail Grocery -- 1.7%
 60,000     American Stores Co.                           1,605,000
                                                         ----------
Technology -- 4.5%
 15,000     Eastman Kodak Co.                             1,005,000
 35,000     Minnesota Mining & Manufacturing Co.          2,318,750
 34,500     Pall Corp.                                      927,188
                                                          4,250,938
                                                         ----------
Telecommunications -- 5.6%
 71,000     Antec Corp.*                                  1,278,000
  4,000     Cellular Communications International Inc.*     171,000
 34,000     Comment Cellular Inc.*                          981,750
 49,000     Generak DataCom Industries Inc.*                839,125
 18,500     MCI Communications Corp.                        483,313
  6,500     Newbridge Networks Corp.*                       268,938
 15,000     Performance Systems International Inc.*         343,125
 14,000     Symmetricom Inc.*                               192,500
  9,000     Tandycrafts Inc.*                                70,875
 22,500     U.S. Inc.*                                      503,438
 40,000     VSI Enterprises Inc.*                           152,500
                                                          5,284,564
                                                         ----------
Telecommunications Equipment -- 0.0%
  4,100     Memotec Communications Inc.*                     35,697
                                                         ----------
Textiles -- 0.3%
 14,000     Westpoint Stevens Inc.*                         280,875
                                                         ----------
Tobacco -- 0.3%
 15,000     Mafco Consolidated Group Inc.*                  270,000
                                                         ----------
Transportation -- 0.6%
 12,500     Canadian Pacific Ltd.                           226,562
 35,000     Worldcorp Inc.*                                 350,000
                                                            576,562
                                                         ----------

                    See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund

Schedule of Investments (continued)                            December 31, 1995
--------------------------------------------------------------------------------


 SHARES                    SECURITY                         VALUE
====================================================================
Utilities -- 1.5%
 12,500     Sprint Corp.                                 $   498,438
 25,000     US West Communications Group Inc.                893,750

                                                           1,392,188
                                                         -----------
            TOTAL COMMON STOCKS
            (Cost -- $70,877,927)                         82,403,389
                                                         ===========

CONVERTIBLE PREFERRED  STOCK -- 0.1%

Entertainment -- 0.1%
  7,500     Hollywood Park Inc., Convertible 7.00%
            (Cost -- $76,875)                                 78,750
                                                         -----------
WARRANT -- 0.0%

Publishing -- 0.0%
  6,000     Viacom Inc., Expires 7/7/97
            (Cost -- $26,190)                                 17,250
                                                         -----------



  FACE
 AMOUNT                    SECURITY                         VALUE
====================================================================
CONVERTIBLE BOND -- 1.1%

Transportation -- 1.1%
$1,000,000  Worldcorp Inc., 7.00% due 5/15/04
            (Cost -- $790,357)                            1,010,000
                                                         -----------
            TOTAL COMMON STOCKS, CONVERTIBLE
            PREFERRED STOCK, WARRANT
            AND COVERTIBLE BOND
            (Cost  -- $71,771,349)                        83,509,389
                                                         ===========
REPURCHASE AGREEMENT -- 11.9%
11,365,000  Citibank, 5.796% due 1/2/96; Proceeds at
            maturity -- $11,372,319; (Fully collater-
            alized by U.S. Treasury Notes, 5.50% due
            11/15/98; Market value -- $11,592,866)
            (Cost -- $11,365,000)                         11,365,000
                                                         -----------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $83,136,349)++                      $94,874,389
                                                         ===========

*    Non-income producing security.
++   Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Smith Barney Growrth Opportunity Fund

Statement of Assets and Liabilities                           December 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments, at value (Cost -- $71,771,349)                  $83,509,389
Repurchase agreement (Cost -- $11,365,000)                    11,365,000
Receivable for Fund shares sold                                   47,336
Receivable for securities sold                                   417,236
Dividends and interest receivable                                 94,894
Other assets                                                       1,004
                                                             -----------
Total Assets                                                  95,434,859
                                                             -----------
LIABILITIES:
Payable for securities purchased                               4,153,411
Due to bank                                                      416,404
Distribution fees payable                                        200,085
Management fees payable                                           76,134
Payable for Fund shares purchased                                 26,022
Accrued expenses and other liabilities                            96,396
                                                             -----------
Total Liabilities                                              4,968,452
                                                             -----------
Total Net Assets                                             $90,466,407
                                                             ===========
NET ASSETS:
Par value of capital shares                                  $     6,329
Capital paid in excess of par value                           78,943,280
Overdistributed net investment income                               (564)
Overdistribution of net realized gains                          (220,678)
Net unrealized appreciation of investments                    11,738,040
                                                             -----------
Total Net Assets                                             $90,466,407
                                                             ===========
Shares Outstanding:
Class A                                                        4,032,164
                                                             -----------
Class B                                                        2,290,346
                                                             -----------
Class C                                                            6,160
                                                             -----------
Net Asset Value:
Class A (and redemption price)                                    $14.31
                                                             -----------
Class B *                                                         $14.27
                                                             -----------
Class C **                                                        $14.29
                                                             -----------
Class A Maximum Public Offering Price Per Share
(net asset value plus 5.26% of net asset value per share)         $15.06
                                                             -----------

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund

Statement of Operations                For the Period Ended December 31, 1995(a)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                            $   275,508
Dividends                                               578,032
Less: Foreign withholding tax                            (1,900)
                                                    -----------
Total Investment Income                                 851,640
                                                    -----------
EXPENSES:
Management fees (Note 2)                                390,902
Distribution fees (Note 2)                              200,085
Shareholder and system servicing fees                    55,921
Shareholder communications                               45,755
Registration fees                                        30,503
Directors' fees                                          25,083
Audit and legal                                          15,250
Custody                                                   5,418
Other                                                     2,034
                                                    -----------
Total Expenses                                          770,951
                                                    -----------
Net Investment Income                                    80,689
                                                    -----------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
Realized Gain From Security Transactions
(excluding short-term securities):
Proceeds from sales                                  37,197,640
Cost of securities sold                              32,152,324
                                                    -----------
Net Realized Gain                                     5,045,316
Increase in Net Unrealized Appreciation (Note 6)      5,383,267
                                                    -----------
Net Gain on Investments                              10,428,583
                                                    -----------
Increase in Net Assets From Operations              $10,509,272
                                                    -----------

(a )For the period from July 3, 1995 (commencement of operations) to December 31, 1995.

                       See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund

Statement of Change in Net Assets
--------------------------------------------------------------------------------
For the Period Ended December 31,1995(a)


OPERATIONS:
Net investment income                               $    80,689
Net realized gain                                     5,045,316
Increase in net unrealized appreciation               5,383,267
                                                    -----------
Increase in Net Assets From Operations               10,509,272
                                                    -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income                                   (81,128)
Net realized gains                                   (5,272,265)
                                                    -----------
Decrease in Net Assets From
Distributions to Shareholders                        (5,353,393)
                                                    -----------
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares                     13,173,276
Net asset value of shares issued in connection
with the transfer of net assets of the Common
Sense II Aggressive Opportunity Fund                 68,038,812
 (Note 6)
Net asset value of shares issued for                  5,353,317
 reinvestment of dividends
Cost of shares reacquired                            (1,254,877)
                                                    -----------
Increase in Net Assets From
Fund Share Transactions                              85,310,528
                                                    -----------
Increase in Net Assets                               90,466,407
NET ASSETS:
Beginning of period--                                        --
                                                    -----------
End of period*                                      $90,466,407
                                                    ===========
* Includes overdistributed net                      $      (564)
 investment income of:                              -----------

(a) For the period from July 3, 1995 (commencement of operations) to December 31, 1995.

                      See Notes to Financial Statements.

Smith Barney Growth Opportunity Fund

Notes to Financial Statements
--------------------------------------------------------------------------------

     1. Significant Accounting Policies
     The Smith Barney Growth Opportunity Fund ("Portfolio"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and four other separate investment portfolios: Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Managed Growth Fund and Smith Barney Government Securities Fund. The financial statements and financial highlights for the other portfolios are presented in separate annual reports.

     The significant accounting policies consistently followed by the Portfolio are: (a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities traded in the over-the-counter market and listed securities for which no sales price were reported are valued at bid price, or in the absence of a recent bid price, at the bid equivalent obtained from one or more of the major market makers; (c) short-term securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) short-term investments and securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (e) dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) direct expenses are charged to each class; management fees and general portfolio expenses are allocated on the basis of relative net assets; (i) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal

Smith Barney Growth Opportunity Fund

--------------------------------------------------------------------------------


income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1995, reclassifications are made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment income amounting to $6,146 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     2. Management Agreement and Other Transactions
     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Portfolio pays SBMFM a management fee calculated at an annual rate of 1.00% of the average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares and primary broker for its portfolio agency transactions. For the period ended December 31, 1995, SB received brokerage commissions of $650 and sales charges of approximately $18,000 on sales of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the period ended December 31, 1995, there were no CDSCs paid to SB.

     Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Portfolio also pays a service fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class,

Smith Barney Growth Opportunity Fund

--------------------------------------------------------------------------------

respectively. For the period ended December 31, 1995, total Distribution Plan fees incurred by the Portfolio were:


                          Class A  Class B   Class C
                          -------  --------  -------
Distribution Plan Fees    $63,606  $136,385    $94



     All officers and one Director of the Fund are employees of SB.

     3. Investments
     During the period ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases                                               $49,588,720
Sales                                                    37,197,640



     At December 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were approximately as follows:


Gross unrealized appreciation                           $14,292,630
Gross unrealized depreciation                            (2,554,590)
                                                        -----------
Net unrealized appreciation                             $11,738,040
                                                        ===========

     4.   Repurchase Agreements
     The Portfolio purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5.   Capital Shares
     At December 31, 1995, the Fund had ten billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Smith Barney Growth Opportunity Fund

--------------------------------------------------------------------------------

At December 31, 1995, total paid-in capital amounted to the following for each class:

                                  Class A      Class B    Class C
                                  -------      -------    -------
Total Paid-in Capital           $49,980,325  $28,883,094  $86,190

     Transactions in shares of each class were as follows:


                                                        Period Ended
                                                      December 31, 1995
                                                      -----------------
                                                    Shares       Amount
                                                    ------       ------
Class A*
Shares sold                                         461,030   $ 6,505,850
Net asset value of shares issued in connection
with the transfer of net assets of the Common
Sense II Aggressive Opportunity Fund (Note 6)     3,386,185    45,262,249
Shares issued on reinvestment                       255,366     3,469,508
Shares redeemed                                     (70,417)     (992,400)
                                                  ---------   -----------
Net Increase                                      4,032,164   $54,245,207
                                                  =========   ===========
Class B*
Shares sold                                         465,703   $ 6,582,175
Net asset value of shares issued in connection
with the transfer of net assets of the Common
Sense II Aggressive Opportunity Fund (Note 6)     1,704,119    22,776,563
Shares issued on reinvestment                       139,162     1,882,868
Shares redeemed                                     (18,638)     (262,477)
                                                  ---------   -----------
Net Increase                                      2,290,346   $30,979,129
                                                  =========   ===========
Class C**
Shares sold                                           6,090   $    85,251
Shares issued on reinvestment                            70           941
Shares redeemed                                          --            --
                                                  ---------   -----------
Net Increase                                          6,160   $    86,192
                                                  =========   ===========

* Transactions are for the period from July 3, 1995 (inception date) to December 31, 1995.
** Transactions are for the period from August 8, 1995 (inception date) to December 31, 1995.

Smith Barney Growth Opportunity Fund

--------------------------------------------------------------------------------

     6.   Transfer of Net Assets
     On June 30, 1995, the Portfolio acquired the net assets and certain liabilities of the Common Sense II Aggressive Opportunity Fund of the Common Sense Trust ("Common Sense") pursuant to a plan of reorganization approved by Common Sense shareholders on June 23, 1995. Total shares issue by the Portfolio and the total net assets of Common Sense and the Portfolio on the date of transfer were:


                                          Total
                         Shares          Assets of          Total Net
                       Issued by         Acquired           Assets of
Acquired Fund        the Portfolio         Fund           the Portfolio
-----------------------------------------------------------------------

Common Sense           5,090,304       $68,038,812                  --



     The total net assets of Common Sense before acquisition included unrealized appreciation of $6,354,773. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code, as amended.

Smith Barney Growth Opportunity Fund

Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout the period:


                                        Class A(1)  Class B(1)  Class C(2)
Net Asset Value, Beginning of Period     $13.36      $13.36      $14.05
Income From Operations:
        Net investment income (loss)       0.03       (0.02)       0.01
        Net realized and unrealized        1.87        1.86        1.16
        gain
Total Income From Operations               1.90        1.84        1.17
Less Distributions From:
        Net investment income             (0.02)         --          --
        Net realized gains                (0.93)      (0.93)      (0.93)
Total Distributions                       (0.95)      (0.93)      (0.93)
Net Asset Value, End of Period           $14.31      $14.27      $14.29
Total Return++                            14.61%    14.15w%        8.69%
Net Assets, End of Period (000s)        $57,693     $32,685         $88
Ratios to Average Net Assets+:
        Expenses                           1.72%       2.46%       2.29%
        Net investment income (loss)       0.46       (0.27)       0.13
Portfolio Turnover Rate                      51%         51%         51%
Average commissions paid on
     equity security transactions
                                          $0.06       $0.06       $0.06

(1)  For the period from July 3, 1995 (inception date) to December 31, 1995.
(2)  For the period from August 8, 1995 (inception date) to December 31,
     1995.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


Additional Tax Information (unaudited)
--------------------------------------------------------------------------------
   The amount of long-term capital gains paid by the Portfolio to its shareholders for the fiscal year ended December 31, 1995 was $196,206.

Smith Barney Growth Opportunity Fund

Independent Auditors' Report
--------------------------------------------------------------------------------
The Shareholders and Board of Directors of the Smith Barney Investment Funds Inc.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Growth Opportunity Fund of the Smith Barney Investment Funds Inc. as of December 31, 1995, the related statements of operations, changes in net assets and financial highlights for the period from July 3, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Smith Barney Growth Opportunity Fund of the Smith Barney Investment Funds Inc. as of December 31, 1995, and the results of its operations, changes in its net assets and financial highlights for the period from July 3, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.

                                        /s/ KPMG Peat Marwick LLP

New York, New York
February 16, 1996

Smith Barney
Growth Opportunity
Fund

Directors
Paul R. Ades
Herberg Barg
Alger B. Chapman
Dwight B. Crane
Frank J. Hubbard
Allan R. Johnson
Heath B. McLendon, Chairman
Ken Miller
John F. White

Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

Havey Eisen
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


                      SmithBarney
                      -----------

A Member of TravelersGroup [LOGO]


Investment Adviser
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA  02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Growth Opportunity Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information containing the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Growth Opportunity
Fund
388 Greenwich Street
New York, NY  10013


FD01071 2/96